Eaton Vance
Strategic Income Fund
January 31, 2025 (Unaudited)

Eaton Vance Strategic Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of Eaton Vance Emerging Markets Debt Opportunities Fund (the Affiliated Investment Fund). The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2025, the Fund owned 13.6% of Emerging Markets Local Income Portfolio’s outstanding interests, 37.6% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, 98.7% of Global Opportunities Portfolio’s outstanding interests, 22.2% of High Income Opportunities Portfolio’s outstanding interests and 4.6% of Senior Debt Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2025 is set forth below.

Eaton Vance
Strategic Income Fund
January 31, 2025
Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios (the Portfolios)
Description	Value	% of Net Assets
Emerging Markets Local Income Portfolio
(identified cost $120,695,501)	$ 127,135,294	1.6%
Global Macro Absolute Return Advantage Portfolio
(identified cost $1,292,923,021)	1,341,841,587	17.1
Global Opportunities Portfolio
(identified cost $5,396,572,588)	5,374,054,693	68.5
High Income Opportunities Portfolio
(identified cost $346,430,759)	351,375,139	4.5
Senior Debt Portfolio
(identified cost $286,750,704)	289,444,684	3.7
Total Investments in Affiliated Portfolios (identified cost $7,443,372,573)	$7,483,851,397	95.4%
Investments in Affiliated Investment Funds
Security	Shares	Value	% of Net Assets
Fixed Income Funds
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	42,322,508	$ 341,965,866	4.4%
Total Investments in Affiliated Investment Funds (identified cost $343,427,421)		$ 341,965,866	4.4%
Total Investments (identified cost $7,786,799,994)		$7,825,817,263	99.8%
Other Assets, Less Liabilities		$ 13,962,776	0.2%
Net Assets		$7,839,780,039	100.0%

Affiliated Investments
At January 31, 2025, the value of the Fund's investment in affiliated funds was $341,965,866, which represents 4.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	$299,347,779	$33,897,462	$ —	$ —	$8,720,625	$341,965,866	$6,697,461	42,322,508
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2025, the hierarchy of inputs used in valuing the Fund's investments in securities and investments in the Portfolios, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Investments in Portfolios	$7,483,851,397	$ —	$ —	$7,483,851,397
Investments in Affiliated Investment Funds	341,965,866	—	—	341,965,866
Total Investments	$7,825,817,263	$ —	$ —	$7,825,817,263

Eaton Vance
Strategic Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
The Global Opportunities Portfolio’s Portfolio of Investments is set forth below. A copy of each of the other Portfolio’s and Affiliated Investment Fund’s Part F to Form N-PORT (containing a Portfolio of Investments) at January 31, 2025 is available by calling Eaton Vance at 1-800-262-1122 or in EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited)

Asset-Backed Securities — 14.0%
Security	Principal Amount (000's omitted)	Value
ACHM Mortgage Trust, Series 2024-HE1, Class B, 7.26%, 5/25/39(1)	$852	$ 878,086
ACM Auto Trust, Series 2025-1A, Class B, 7.87%, 11/20/31(1)	1,000	999,866
AIMCO CLO 11 Ltd., Series 2020-11A, Class D1R2, 7.253%, (3 mo. SOFR + 2.95%), 7/17/37(1)(2)	4,000	4,086,536
Alinea CLO Ltd., Series 2018-1A, Class E, 10.555%, (3 mo. SOFR + 6.262%), 7/20/31(1)(2)	2,000	2,000,100
Allegany Park CLO Ltd., Series 2019-1A, Class ER, 10.69%, (3 mo. SOFR + 6.40%), 1/20/35(1)(2)	1,000	1,005,674
AMSR Trust:
Series 2021-SFR1, Class G, 4.612%, 6/17/38(1)	2,250	2,060,323
Series 2022-SFR1, Class G, 5.00%, 3/17/39(1)	10,000	9,632,662
ARES LVIII CLO Ltd., Series 2020-58A, Class ER, 11.002%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	2,000	2,012,506
ARES LXI CLO Ltd., Series 2021-61A, Class ER, 11.133%, (3 mo. SOFR + 6.84%), 4/20/37(1)(2)	3,350	3,421,395
Babson CLO Ltd.:
Series 2018-1A, Class D, 10.064%, (3 mo. SOFR + 5.762%), 4/15/31(1)(2)	5,000	4,956,040
Series 2022-4A, Class D1R, 7.543%, (3 mo. SOFR + 3.25%), 10/20/37(1)(2)	5,000	5,124,285
Series 2024-3A, Class E, 10.193%, (3 mo. SOFR + 5.90%), 7/20/37(1)(2)	2,000	2,051,304
Ballyrock CLO 14 Ltd., Series 2020-14A, Class C2R, 8.543%, (3 mo. SOFR + 4.25%), 7/20/37(1)(2)	2,500	2,568,368
Ballyrock CLO 15 Ltd.:
Series 2021-1A, Class D1R, 7.152%, (3 mo. SOFR + 2.85%), 1/15/38(1)(2)	7,000	7,010,990
Series 2021-1A, Class ER, 9.552%, (3 mo. SOFR + 5.25%), 1/15/38(1)(2)	2,000	2,006,036
Battalion CLO 18 Ltd., Series 2024-25A, Class D, 8.643%, (3 mo. SOFR + 4.35%), 3/13/37(1)(2)	5,000	5,116,425
Battalion CLO XXII Ltd., Series 2021-22A, Class D, 7.905%, (3 mo. SOFR + 3.612%), 1/20/35(1)(2)	2,000	2,002,674
Bear Mountain Park CLO Ltd., Series 2022-1A, Class ER, 10.252%, (3 mo. SOFR + 5.95%), 7/15/37(1)(2)	1,375	1,418,935
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class DR, 10.155%, (3 mo. SOFR + 5.862%), 1/20/31(1)(2)	5,000	4,926,925
Benefit Street Partners CLO XII-B Ltd., Series 2017-12BRA, Class D1, 7.352%, (3 mo. SOFR + 3.05%), 10/15/37(1)(2)	3,000	3,070,350
Benefit Street Partners CLO XVI Ltd.:
Series 2018-16A, Class D1R2, 7.022%, (3 mo. SOFR + 2.70%), 1/17/38(1)(2)	2,000	2,034,556
Series 2018-16A, Class D2R2, 8.322%, (3 mo. SOFR + 4.00%), 1/17/38(1)(2)	2,500	2,557,618
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XXII Ltd.:
Series 2020-22A, Class DR, 7.64%, (3 mo. SOFR + 3.35%), 4/20/35(1)(2)	$2,000	$ 2,015,808
Series 2020-22A, Class ER, 11.22%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	2,000	2,030,194
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class E, 11.414%, (3 mo. SOFR + 7.112%), 1/15/35(1)(2)	1,000	1,015,423
Betony CLO 2 Ltd., Series 2018-1A, Class D, 10.199%, (3 mo. SOFR + 5.912%), 4/30/31(1)(2)	3,000	3,006,870
Blueberry Park CLO Ltd., Series 2024-1A, Class D2, 8.543%, (3 mo. SOFR + 4.25%), 10/20/37(1)(2)	1,500	1,538,568
BlueMountain CLO Ltd.:
Series 2015-3A, Class A1R, 5.555%, (3 mo. SOFR + 1.262%), 4/20/31(1)(2)	1,780	1,783,294
Series 2015-3A, Class DR, 9.955%, (3 mo. SOFR + 5.662%), 4/20/31(1)(2)	2,000	1,961,778
Series 2016-3A, Class ER, 10.735%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,000	987,063
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class D1R, 8.055%, (3 mo. SOFR + 3.762%), 10/20/34(1)(2)	3,500	3,516,454
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 11.002%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,975,880
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class E, 11.84%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	1,012,569
Bridge Trust:
Series 2022-SFR1, Class E2, 6.30%, 11/17/37(1)	14,428	14,306,809
Series 2024-SFR1, Class E1, 4.30%, 8/17/40(1)	2,915	2,660,740
Series 2024-SFR1, Class E2, 5.50%, 8/17/40(1)	1,000	929,240
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.893%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	3,000	3,086,670
Bryant Park Funding Ltd., Series 2024-22A, Class D, 8.602%, (3 mo. SOFR + 4.30%), 4/15/37(1)(2)	6,000	6,145,020
Cajun Global LLC, Series 2025-1A, Class A2, 6.554%, 2/20/55(1)(3)	10,400	10,400,000
Canyon Capital CLO Ltd.:
Series 2016-1A, Class ER, 10.314%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	4,015,920
Series 2016-2A, Class ER, 10.564%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	1,000	1,004,907
Series 2017-1A, Class E, 10.814%, (3 mo. SOFR + 6.512%), 7/15/30(1)(2)	1,000	990,293
Series 2018-1A, Class E, 10.314%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,000	2,006,332
Series 2022-1A, Class D, 7.508%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,900	1,910,676

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Carlyle C17 CLO Ltd., Series C17A, Class DR, 10.549%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	$3,000	$ 3,001,002
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class DR2, 11.049%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	1,000	1,005,038
Series 2014-3RA, Class D, 9.962%, (3 mo. SOFR + 5.662%), 7/27/31(1)(2)	2,000	2,001,558
Carlyle U.S. CLO Ltd.:
Series 2019-3A, Class DRR, 11.633%, (3 mo. SOFR + 7.34%), 4/20/37(1)(2)	3,000	3,070,869
Series 2019-4A, Class CR, 7.502%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,750	1,753,934
Series 2019-4A, Class DR, 10.902%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	2,015,098
CarVal CLO IV Ltd., Series 2021-1A, Class E, 11.155%, (3 mo. SOFR + 6.862%), 7/20/34(1)(2)	1,000	1,012,378
CFMT LLC:
Series 2023-HB11, Class M3, 4.00%, 2/25/37(1)(4)	7,600	7,058,851
Series 2023-HB11, Class M4, 4.00%, 2/25/37(1)(4)	2,075	1,873,356
Series 2023-HB12, Class M4, 4.25%, 4/25/33(1)(4)	11,000	9,951,665
Series 2024-HB13, Class M3, 3.00%, 5/25/34(1)(4)	1,150	1,051,264
Series 2024-HB13, Class M4, 3.00%, 5/25/34(1)(4)	5,000	4,180,656
Crown City CLO III, Series 2021-1A, Class C, 7.855%, (3 mo. SOFR + 3.562%), 7/20/34(1)(2)	1,000	1,007,858
Crown Point CLO 10 Ltd., Series 2021-10A, Class E, 11.405%, (3 mo. SOFR + 7.112%), 7/20/34(1)(2)	2,000	2,008,864
Dryden CLO Ltd., Series 2018-55A, Class E, 9.964%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	1,000	994,727
Dryden Senior Loan Fund, Series 2016-42A, Class ERR, 10.802%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	2,000	2,033,946
Elmwood CLO 14 Ltd., Series 2022-1A, Class D, 7.443%, (3 mo. SOFR + 3.15%), 4/20/35(1)(2)	2,000	2,018,804
Elmwood CLO 16 Ltd., Series 2022-3A, Class DR, 8.093%, (3 mo. SOFR + 3.80%), 4/20/37(1)(2)	2,000	2,044,658
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, 7.647%, (3 mo. SOFR + 2.85%), 10/18/37(1)(2)	3,000	3,048,816
Elmwood CLO VI Ltd.:
Series 2020-3A, Class D1RR, 7.393%, (3 mo. SOFR + 3.10%), 7/18/37(1)(2)	1,300	1,327,453
Series 2020-3A, Class ERR, 10.193%, (3 mo. SOFR + 5.90%), 7/18/37(1)(2)	1,000	1,034,615
Empower CLO Ltd., Series 2024-1A, Class D1, 8.05%, (3 mo. SOFR + 3.75%), 4/25/37(1)(2)	3,000	3,042,522
Security	Principal Amount (000's omitted)	Value
Finance of America HECM Buyout, Series 2024-HB1, Class M4, 6.00%, 10/1/34(1)(4)	$11,200	$ 9,957,444
FirstKey Homes Trust:
Series 2021-SFR1, Class F1, 3.238%, 8/17/38(1)	3,000	2,872,031
Series 2021-SFR1, Class F2, 3.452%, 8/17/38(1)	20,563	19,598,620
Series 2021-SFR1, Class F3, 3.686%, 8/17/38(1)	19,405	18,427,784
Series 2021-SFR1, Class G, 3.835%, 8/17/38(1)	37,071	35,008,084
Series 2021-SFR2, Class G, 3.406%, 9/17/38(1)	12,501	11,665,062
Series 2021-SFR3, Class G, 3.981%, 12/17/38(1)	9,268	8,624,684
FMC GMSR Issuer Trust, Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	6,250	6,344,046
FMC Issuer Trust-FMSR, Series 2024-FT1, Class A, 6.559%, 9/25/29(1)	37,000	36,914,856
Galaxy 31 CLO Ltd., Series 2023-31A, Class D, 9.552%, (3 mo. SOFR + 5.25%), 4/15/36(1)(2)	2,300	2,326,123
Galaxy 33 CLO Ltd.:
Series 2024-33A, Class D1, 7.843%, (3 mo. SOFR + 3.55%), 4/20/37(1)(2)	2,000	2,034,212
Series 2024-33A, Class E, 10.943%, (3 mo. SOFR + 6.65%), 4/20/37(1)(2)	2,300	2,381,567
Galaxy 34 CLO Ltd., Series 2024-34A, Class E, 10.455%, (3 mo. SOFR + 5.90%), 10/20/37(1)(2)	3,000	3,043,824
Galaxy XXI CLO Ltd.:
Series 2015-21A, Class DR, 7.205%, (3 mo. SOFR + 2.912%), 4/20/31(1)(2)	5,000	5,035,210
Series 2015-21A, Class ER, 9.805%, (3 mo. SOFR + 5.512%), 4/20/31(1)(2)	4,000	4,013,820
Goddard Funding LLC, Series 2022-1A, Class A2, 6.864%, 10/30/52(1)	6,878	6,964,328
Golub Capital Partners 48 LP, Series 2020-48A, Class D, 8.365%, (3 mo. SOFR + 4.062%), 4/17/33(1)(2)	3,000	3,018,216
Golub Capital Partners ABS Funding, Series 2024-2A, Class B, 7.19%, 7/25/34(1)	5,000	4,934,020
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class ER, 11.393%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	2,037,328
Golub Capital Partners CLO 53B Ltd.:
Series 2021-53A, Class D, 7.605%, (3 mo. SOFR + 3.312%), 7/20/34(1)(2)	2,000	2,004,618
Series 2021-53A, Class E, 11.255%, (3 mo. SOFR + 6.962%), 7/20/34(1)(2)	1,000	1,018,075
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 8.30%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	3,500	3,569,867
Golub Capital Partners CLO 74 B Ltd., Series 2024-74A, Class E, 10.40%, (3 mo. SOFR + 6.10%), 7/25/37(1)(2)	2,000	2,057,446
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class D, 8.049%, (3 mo. SOFR + 3.762%), 1/30/35(1)(2)	3,500	3,520,734

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Harriman Park CLO Ltd., Series 2020-1A, Class ER, 10.955%, (3 mo. SOFR + 6.662%), 4/20/34(1)(2)	$1,000	$ 1,011,787
Harvest U.S. CLO Ltd.:
Series 2024-2A, Class D1, 8.059%, (3 mo. SOFR + 3.25%), 10/15/37(1)(2)	3,500	3,572,286
Series 2024-2A, Class E, 11.709%, (3 mo. SOFR + 6.90%), 10/15/37(1)(2)	1,000	1,026,612
Series 2024-3A, Class D1, 7.65%, (3 mo. SOFR + 3.30%), 1/18/38(1)(2)	1,000	1,020,122
Highbridge Loan Management, Series 3A-2014, Class DR, 11.055%, (3 mo. SOFR + 6.762%), 7/18/29(1)(2)	2,750	2,758,184
Home Partners of America Trust:
Series 2021-2, Class F, 3.799%, 12/17/26(1)	23,633	22,542,044
Series 2021-2, Class G, 4.505%, 12/17/26(1)	9,604	9,157,778
ICG U.S. CLO Ltd., Series 2018-2A, Class E, 10.302%, (3 mo. SOFR + 6.012%), 7/22/31(1)(2)	1,000	972,731
KKR SFR Warehouse Participation, 7.812%, (30-day SOFR Average + 3.50%), 12/13/25(2)	13,452	13,464,047
LoanDepot GMSR Master Trust, Series 2018-GT1, Class A, 7.97%, (1 mo. SOFR + 3.664%), 10/16/25(1)(2)	24,000	23,939,083
Madison Park Funding XXII Ltd., Series 2016-22A, Class D1R2, 7.183%, (3 mo. SOFR + 2.90%), 1/15/38(1)(2)	3,000	3,069,735
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.898%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	2,000	2,006,236
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 8.452%, (3 mo. SOFR + 4.15%), 7/15/36(1)(2)	2,000	2,016,518
Series 2019-22A, Class DRR, 7.202%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	3,500	3,539,764
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 8.533%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	2,012,416
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	12,500	12,674,692
MetroNet Infrastructure Issuer LLC:
Series 2024-1A, Class B, 7.59%, 4/20/54(1)	1,375	1,420,680
Series 2024-1A, Class C, 10.86%, 4/20/54(1)	2,000	2,160,162
MFA Trust, Series 2024-NPL1, Class A1, 6.33% to 10/25/25, 9/25/54(5)	6,270	6,302,652
Mountain View CLO LLC, Series 2017-2A, Class AR, 5.609%, (3 mo. SOFR + 1.302%), 1/16/31(1)(2)	1,616	1,618,158
Navigator Aviation Ltd., Series 2024-1, Class B, 6.09%, 8/15/49(1)	5,336	5,247,003
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class ER3, 11.04%, (3 mo. SOFR + 6.75%), 7/22/38(1)(2)	2,000	2,057,426
Security	Principal Amount (000's omitted)	Value
Neuberger Berman Loan Advisers CLO 28 Ltd., Series 2018-28A, Class ER, 11.243%, (3 mo. SOFR + 6.95%), 10/20/38(1)(2)	$3,000	$ 3,106,818
Neuberger Berman Loan Advisers CLO 59 Ltd., Series 2024-59A, Class E, 9.097%, (3 mo. SOFR + 4.80%), 1/23/39(1)(2)	2,000	2,005,544
New Mountain CLO 6 Ltd., Series CLO-6A, Class D2, 8.939%, (3 mo. SOFR + 4.30%), 10/15/37(1)(2)	2,000	2,060,920
NRZ Excess Spread-Collateralized Notes:
Series 2021-FNT1, Class A, 2.981%, 3/25/26(1)	506	492,385
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	2,011	1,931,649
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	30,920	31,313,026
Oaktree CLO Ltd.:
Series 2019-4A, Class D2RR, 8.993%, (3 mo. SOFR + 4.70%), 7/20/37(1)(2)	3,000	3,059,634
Series 2019-4A, Class ERR, 10.883%, (3 mo. SOFR + 6.59%), 7/20/37(1)(2)	2,500	2,533,935
OCP CLO Ltd., Series 2024-32A, Class D1, 8.04%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	5,000	5,098,115
Octagon 60 Ltd., Series 2022-1A, Class ER, 11.293%, (3 mo. SOFR + 7.00%), 10/20/37(1)(2)	2,500	2,591,328
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class D1R, 8.352%, (3 mo. SOFR + 4.05%), 4/15/37(1)(2)	2,000	2,055,932
Orion CLO Ltd., Series 2024-4A, Class E, 10.491%, (3 mo. SOFR + 6.00%), 10/20/37(1)(2)	2,000	2,035,924
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(1)	4,500	3,598,069
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 11.282%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	2,017,372
Series 2018-1A, Class CR, 8.193%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	4,500	4,604,377
Series 2021-2A, Class E, 10.914%, (3 mo. SOFR + 6.612%), 7/15/34(1)(2)	1,000	1,009,208
Series 2022-1A, Class D, 7.343%, (3 mo. SOFR + 3.05%), 4/20/35(1)(2)	2,450	2,473,843
PRET LLC, Series 2024-NPL5, Class A1, 5.963% to 9/25/25, 9/25/54(1)(5)	8,065	8,008,244
Progress Residential Trust:
Series 2021-SFR10, Class F, 4.608%, 12/17/40(1)	3,581	3,393,888
Series 2021-SFR9, Class F, 4.053%, 11/17/40(1)	1,000	944,166
Series 2022-SFR1, Class H, 5.25%, 2/17/41(1)	16,150	14,733,476
Series 2022-SFR3, Class F, 6.60%, 4/17/39(1)	2,500	2,486,976
Regatta XIII Funding Ltd., Series 2018-2A, Class D, 10.514%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	3,000	2,908,353
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	10,000	6,874,268

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
RMF Buyout Issuance Trust, Series 2021-HB1, Class M5, 6.00%, 11/25/31(1)(4)	$4,500	$ 4,153,519
RR 35 Ltd., Series 2024-35A, Class D, 9.652%, (3 mo. SOFR + 5.35%), 1/15/40(1)(2)	7,500	7,544,760
Sandstone Peak Ltd., Series 2021-1A, Class DR, 7.652%, (3 mo. SOFR + 3.35%), 10/15/34(1)(2)	4,000	4,030,252
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class E, 7.762%, 6/15/32(1)	2,000	2,033,712
Sixth Street CLO XV Ltd., Series 2020-15A, Class D1R, 7.447%, (3 mo. SOFR + 3.15%), 10/24/37(1)(2)	5,000	5,097,975
STAR Trust:
Series 2021-SFR1, Class C, 5.472%, (1 mo. SOFR + 1.164%), 4/17/38(1)(2)	2,164	2,143,604
Series 2021-SFR1, Class G, 7.622%, (1 mo. SOFR + 3.314%), 4/17/38(1)(2)	5,644	5,510,404
Series 2021-SFR1, Class H, 8.872%, (1 mo. SOFR + 4.564%), 4/17/38(1)(2)	1,600	1,522,087
Series 2021-SFR2, Class D, 6.121%, (1 mo. SOFR + 1.814%), 1/17/39(1)(2)	1,000	989,763
Series 2022-SFR3, Class E2, 8.006%, (1 mo. SOFR + 3.70%), 5/17/39(1)(2)	10,000	10,039,126
Series 2024-SFR4, Class C, 6.756%, (1 mo. SOFR + 2.45%), 10/17/41(1)(2)	8,576	8,632,365
Series 2024-SFR4, Class D, 7.256%, (1 mo. SOFR + 2.95%), 10/17/41(1)(2)	14,650	14,801,151
Series 2025-SFR5, Class D, 6.748%, (1 mo. SOFR + 2.45%), 2/17/42(1)(2)	9,670	9,719,139
Series 2025-SFR5, Class E, 7.248%, (1 mo. SOFR + 2.95%), 2/17/42(1)(2)	2,500	2,521,661
Steele Creek CLO Ltd., Series 2014-1RA, Class A, 5.625%, (3 mo. SOFR + 1.332%), 4/21/31(1)(2)	396	396,811
TCW CLO Ltd.:
Series 2019-2A, Class DR, 7.50%, (3 mo. SOFR + 3.21%), 10/20/32(1)(2)	5,000	5,000,250
Series 2024-3A, Class E, 11.109%, (3 mo. SOFR + 6.60%), 10/20/37(1)(2)	2,000	2,030,870
Tricon Residential Trust:
Series 2021-SFR1, Class F, 3.692%, 7/17/38(1)	5,500	5,265,688
Series 2021-SFR1, Class G, 4.133%, 7/17/38(1)	3,551	3,414,472
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	4,750	4,976,209
Vibrant CLO IX, Ltd., Series 2018-9A, Class D, 10.805%, (3 mo. SOFR + 6.512%), 7/20/31(1)(2)	2,000	1,975,774
VINE Trust, Series 2023-SFR1, Class E1, 4.75%, 12/17/40(1)	15,000	13,773,258
Voya CLO Ltd.:
Series 2013-1A, Class DR, 11.044%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	5,000	4,764,650
Series 2014-1A, Class DR2, 10.555%, (3 mo. SOFR + 6.262%), 4/18/31(1)(2)	2,000	2,005,066
Security	Principal Amount (000's omitted)	Value
Voya CLO Ltd.: (continued)
Series 2015-3A, Class DR, 10.755%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	$2,000	$ 1,935,888
Series 2018-2A, Class E, 9.814%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	1,000	980,132
Series 2024-2A, Class D, 7.493%, (3 mo. SOFR + 3.20%), 7/20/37(1)(2)	3,000	3,068,601
Wellfleet CLO Ltd.:
Series 2019-1A, Class CR, 8.105%, (3 mo. SOFR + 3.812%), 7/20/32(1)(2)	2,500	2,514,295
Series 2021-2A, Class E, 11.524%, (3 mo. SOFR + 7.222%), 7/15/34(1)(2)	1,000	984,908
Total Asset-Backed Securities (identified cost $744,657,552)		$ 759,906,049

Closed-End Funds — 0.2%
Security	Shares	Value
Nuveen Global High Income Fund	83,400	$ 1,106,718
PGIM Global High Yield Fund, Inc.	430,326	5,581,328
Western Asset High Income Opportunity Fund, Inc.	383,997	1,528,308
Total Closed-End Funds (identified cost $8,409,895)		$ 8,216,354

Collateralized Mortgage Obligations — 45.0%
Security	Principal Amount (000's omitted)	Value
A&D Mortgage Trust, Series 2024-NQM6, Class B1A, 7.307%, 1/25/70(1)(4)	$1,440	$ 1,446,132
Angel Oak Mortgage Trust I LLC, Series 2019-1, Class B1, 5.40%, 11/25/48(1)(4)	3,939	3,952,597
Asset Based Lending LLC, Series 2024-RTL1, Class A1, 6.075% to 3/25/27, 9/25/29(1)(5)	11,050	11,053,081
Brean Asset-Backed Securities Trust, Series 2023-RM6, Class A1, 5.25% to 1/25/28, 1/25/63(1)(5)	3,610	3,573,642
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(5)	2,572	2,470,071
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892%, 10/25/29(1)(4)	8,450	8,495,413
CFMT LLC:
Series 2024-R1, Class M1, 4.00%, 10/25/54(1)	5,770	5,244,898
Series 2024-R1, Class M2, 4.00%, 10/25/54(1)	9,932	8,485,766
Series 2024-HB14, Class M2, 3.00%, 6/25/34(1)(4)	1,250	1,163,363

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
CFMT LLC: (continued)
Series 2024-HB14, Class M3, 3.00%, 6/25/34(1)(4)	$1,550	$ 1,419,645
Series 2024-HB14, Class M4, 3.00%, 6/25/34(1)(4)	4,500	3,788,116
Series 2024-HB15, Class M3, 4.00%, 8/25/34(1)(4)	1,000	923,915
Series 2024-HB15, Class M4, 4.00%, 8/25/34(1)(4)	3,750	3,207,658
Champs Trust:
Series 2024-1, Class A, 8.791%, 7/25/59(1)(4)	54,813	56,955,956
Series 2024-2, Class A, 8.79%, 11/25/59(1)(4)	49,494	51,595,240
Series 2024-3, Class A, 10.262%, 1/25/60(1)(4)	82,542	85,604,262
CHNGE Mortgage Trust:
Series 2022-4, Class A1, 6.00% to 11/25/24, 10/25/57(1)(5)	9,150	9,260,859
Series 2022-NQ, Class M1, 5.82% to 8/25/25, 6/25/67(1)(5)	1,764	1,775,435
Deephaven Residential Mortgage Trust, Series 2020-2, Class B2, 5.976%, 5/25/65(1)(4)	4,273	4,307,091
EFMT, Series 2024-RM2, Class A1A, 5.00%, 7/25/54(1)	17,761	16,727,046
FARM Mortgage Trust:
Series 2022-1, Class B, 2.954%, 1/25/52(1)(4)	2,501	1,850,139
Series 2023-1, Class B, 3.039%, 3/25/52(1)(4)	2,536	1,887,142
Series 2024-1, Class B, 5.113%, 10/1/53(1)(4)	2,197	1,895,353
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	22	22,410
Series 4273, Class SP, 0.00%, (11.695% - 30-day SOFR Average x 2.667, Floor 0.00%), 11/15/43(6)	516	395,676
Series 5071, Class SP, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(6)	4,319	1,787,405
Series 5083, Class SK, 0.00%, (3.867% - 30-day SOFR Average x 1.333, Floor 0.00%), 3/25/51(6)	3,411	1,822,134
Series 5150, Class QZ, 2.50%, 10/25/51	2,726	1,578,122
Series 5150, Class ZJ, 2.50%, 10/25/51	4,390	2,530,808
Series 5152, Class ZP, 3.00%, 7/25/50	10,545	6,050,907
Series 5159, Class ZT, 3.00%, 11/25/51	1,585	1,010,459
Series 5168, Class MZ, 3.00%, 10/25/51	2,132	1,310,168
Series 5270, Class ZU, 6.00%, 11/25/52	3,620	3,641,341
Series 5300, Class EY, 6.00%, 12/25/52	10,900	11,068,584
Series 5324, Class MZ, 6.00%, 7/25/53	3,656	3,666,190
Series 5327, Class B, 6.00%, 8/25/53(7)	20,000	20,294,314
Series 5353, Class AZ, 6.50%, 11/25/53	9,217	9,680,269
Series 5362, Class JB, 6.00%, 12/25/53(7)	14,599	14,799,914
Series 5379, Class EZ, 5.50%, 2/25/54	8,451	7,805,633
Series 5381, Class Z, 5.50%, 2/25/54	14,245	12,837,600
Series 5391, Class EZ, 5.50%, 3/25/54	16,825	16,026,472
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5399, Class MZ, 6.00%, 4/25/54	$4,805	$ 4,821,980
Series 5402, Class BZ, 6.00%, 4/25/54	8,409	8,442,372
Series 5410, Class KY, 6.00%, 5/25/54	10,000	10,062,696
Series 5413, Class LZ, 6.00%, 5/25/54	4,184	4,193,366
Series 5413, Class MZ, 6.00%, 5/25/54	12,292	12,330,885
Series 5414, Class CZ, 5.50%, 5/25/54(7)	34,170	32,696,962
Series 5428, Class Z, 6.00%, 7/25/54	15,200	15,165,037
Series 5429, Class DZ, 6.00%, 7/25/54	12,498	12,523,926
Series 5446, Class AZ, 6.00%, 8/25/54	22,032	22,110,407
Series 5453, Class DZ, 5.50%, 9/25/54	13,698	12,836,618
Series 5461, Class Z, 6.50%, 10/25/54	7,378	7,162,710
Series 5468, Class ZW, 6.50%, 11/25/54	12,558	12,208,138
Series 5478, Class CZ, 6.50%, 4/25/54	12,336	12,033,585
Series 5478, Class SG, 5.938%, (15.51% - 30-day SOFR Average x 2.20), 12/25/54(6)	39,981	39,299,102
Series 5489, Class S, 6.048%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(6)	11,293	11,322,059
Series 5500, Class SC, 7.844%, (21.00% - 30-day SOFR Average x 3.00), 10/25/54(6)	36,677	38,418,540
Series 5508, Class AS, 7.844%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(6)	37,000	38,789,416
Series 5508, Class DS, 7.945%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(6)	11,672	12,409,409
Series 5508, Class SC, 7.945%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(6)	33,038	35,001,567
Interest Only:(8)
Series 380, Class C1, 3.00%, 1/25/50	27,748	4,987,432
Series 380, Class C5, 3.50%, 1/25/50	8,534	1,723,333
Series 2631, Class DS, 2.579%, (6.986% - 30-day SOFR Average), 6/15/33(6)	169	2,193
Series 2956, Class SL, 2.479%, (6.886% - 30-day SOFR Average), 6/15/32(6)	338	23,317
Series 3114, Class TS, 2.129%, (6.536% - 30-day SOFR Average), 9/15/30(6)	597	19,756
Series 3153, Class JI, 2.099%, (6.506% - 30-day SOFR Average), 5/15/36(6)	902	54,399
Series 4007, Class JI, 4.00%, 2/15/42	503	75,831
Series 4067, Class JI, 3.50%, 6/15/27	629	16,992
Series 4070, Class S, 1.579%, (5.986% - 30-day SOFR Average), 6/15/32(6)	3,561	191,767
Series 4095, Class HS, 1.579%, (5.986% - 30-day SOFR Average), 7/15/32(6)	575	18,792
Series 4109, Class ES, 1.629%, (6.036% - 30-day SOFR Average), 12/15/41(6)	81	7,732
Series 4109, Class SA, 1.679%, (6.086% - 30-day SOFR Average), 9/15/32(6)	1,631	84,534
Series 4149, Class S, 1.729%, (6.136% - 30-day SOFR Average), 1/15/33(6)	1,124	64,932
Series 4163, Class GS, 1.679%, (6.086% - 30-day SOFR Average), 11/15/32(6)	1,036	55,917

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 4169, Class AS, 1.729%, (6.136% - 30-day SOFR Average), 2/15/33(6)	$1,373	$ 72,635
Series 4188, Class AI, 3.50%, 4/15/28	482	10,081
Series 4189, Class SQ, 1.629%, (6.036% - 30-day SOFR Average), 12/15/42(6)	447	42,606
Series 4203, Class QS, 1.729%, (6.136% - 30-day SOFR Average), 5/15/43(6)	1,099	71,904
Series 4332, Class IK, 4.00%, 4/15/44	419	74,701
Series 4343, Class PI, 4.00%, 5/15/44	1,122	208,637
Series 4370, Class IO, 3.50%, 9/15/41	130	2,480
Series 4381, Class SK, 1.629%, (6.036% - 30-day SOFR Average), 6/15/44(6)	1,192	89,637
Series 4388, Class MS, 1.579%, (5.986% - 30-day SOFR Average), 9/15/44(6)	1,159	108,154
Series 4408, Class IP, 3.50%, 4/15/44	1,693	208,053
Series 4497, Class CS, 1.679%, (6.086% - 30-day SOFR Average), 9/15/44(6)	747	21,358
Series 4507, Class MI, 3.50%, 8/15/44	368	14,458
Series 4507, Class SJ, 1.659%, (6.066% - 30-day SOFR Average), 9/15/45(6)	3,158	322,037
Series 4520, Class PI, 4.00%, 8/15/45	7,255	960,925
Series 4528, Class BS, 1.629%, (6.036% - 30-day SOFR Average), 7/15/45(6)	1,511	117,503
Series 4629, Class QI, 3.50%, 11/15/46	1,609	293,386
Series 4637, Class IP, 3.50%, 4/15/44	126	2,934
Series 4644, Class TI, 3.50%, 1/15/45	1,384	176,475
Series 4744, Class IO, 4.00%, 11/15/47	1,448	308,532
Series 4749, Class IL, 4.00%, 12/15/47	1,148	245,097
Series 4768, Class IO, 4.00%, 3/15/48	1,415	301,995
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(6)	16,762	436,139
Series 5070, Class CI, 2.00%, 2/25/51	35,984	4,846,476
Series 5156, Class IP, 3.00%, 12/25/49	17,871	2,915,272
Series 5236, Class TI, 3.00%, 1/25/51	66,316	11,849,919
Series 5293, Class CI, 2.50%, 4/25/51	25,947	4,157,691
Principal Only:(9)
Series 4417, Class KO, 0.00%, 12/15/43	539	364,136
Series 4478, Class PO, 0.00%, 5/15/45	800	573,039
Series 5357, Class EO, 0.00%, 11/25/53	5,253	4,308,532
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-HQA3, Class B2, 11.966%, (30-day SOFR Average + 7.614%), 9/25/49(1)(2)	1,250	1,431,482
Series 2020-DNA6, Class B2, 10.001%, (30-day SOFR Average + 5.65%), 12/25/50(1)(2)	6,900	8,002,471
Series 2021-DNA2, Class B2, 10.351%, (30-day SOFR Average + 6.00%), 8/25/33(1)(2)	6,610	8,099,049
Series 2021-DNA3, Class B2, 10.601%, (30-day SOFR Average + 6.25%), 10/25/33(1)(2)	6,500	8,079,958
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust: (continued)
Series 2021-DNA5, Class B2, 9.851%, (30-day SOFR Average + 5.50%), 1/25/34(1)(2)	$53,095	$ 63,077,550
Series 2021-DNA6, Class B2, 11.851%, (30-day SOFR Average + 7.50%), 10/25/41(1)(2)	21,140	22,926,516
Series 2021-HQA1, Class B2, 9.351%, (30-day SOFR Average + 5.00%), 8/25/33(1)(2)	35,825	41,181,962
Series 2021-HQA2, Class B2, 9.801%, (30-day SOFR Average + 5.45%), 12/25/33(1)(2)	4,425	5,232,379
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.581%, 8/25/39(4)	385	388,004
Series 2013-6, Class TA, 1.50%, 1/25/43	424	366,899
Series 2021-56, Class GZ, 3.00%, 7/25/51	1,405	813,347
Series 2021-61, Class LZ, 2.50%, 9/25/51	3,943	2,324,077
Series 2023-12, Class LW, 6.00%, 4/25/53	11,482	11,651,287
Series 2023-12, Class ZB, 6.00%, 4/25/53	4,961	4,981,412
Series 2023-14, Class EL, 6.00%, 4/25/53(7)	63,163	63,420,963
Series 2024-87, Class LZ, 6.00%, 12/25/54	1,726	1,676,970
Series 2024-90, Class ES, 6.048%, (15.620% - 30-day SOFR Average x 2.20), 10/25/54(6)	41,400	42,435,840
Series 2024-98, Class S, 6.048%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(6)	11,384	11,342,340
Series 2024-102, Class SA, 6.048%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(6)	18,247	18,295,592
Series 2024-105, Class AS, 5.863%, (21.817% - 30-day SOFR Average x 3.667), 1/25/55(6)	21,108	21,102,635
Series 2024-105, Class KT, 0.125%, 1/25/55	35,663	28,582,247
Series 2025-10, Class AS, 7.768%, (21.15% - 30-day SOFR Average x 3.00), 2/25/55(6)	13,710	14,450,200
Series 2025-12, Class FM, 8.34%, (30-day SOFR Average + 4.00%), 3/25/55(2)	9,480	9,454,919
Interest Only:(8)
Series 2004-46, Class SI, 1.535%, (5.886% - 30-day SOFR Average), 5/25/34(6)	617	20,823
Series 2005-17, Class SA, 2.235%, (6.586% - 30-day SOFR Average), 3/25/35(6)	749	56,901
Series 2005-105, Class S, 2.235%, (6.586% - 30-day SOFR Average), 12/25/35(6)	620	42,459
Series 2006-44, Class IS, 2.135%, (6.486% - 30-day SOFR Average), 6/25/36(6)	552	39,971
Series 2006-65, Class PS, 2.755%, (7.106% - 30-day SOFR Average), 7/25/36(6)	547	58,257
Series 2006-96, Class SN, 2.735%, (7.086% - 30-day SOFR Average), 10/25/36(6)	530	36,530
Series 2006-104, Class SD, 2.175%, (6.526% - 30-day SOFR Average), 11/25/36(6)	599	52,297
Series 2006-104, Class SE, 2.165%, (6.516% - 30-day SOFR Average), 11/25/36(6)	399	34,567
Series 2007-50, Class LS, 1.985%, (6.336% - 30-day SOFR Average), 6/25/37(6)	846	69,692
Series 2008-26, Class SA, 1.735%, (6.086% - 30-day SOFR Average), 4/25/38(6)	935	76,359

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2008-61, Class S, 1.635%, (5.986% - 30-day SOFR Average), 7/25/38(6)	$1,571	$ 89,762
Series 2011-101, Class IC, 3.50%, 10/25/26	189	2,486
Series 2011-101, Class IE, 3.50%, 10/25/26	140	1,820
Series 2011-104, Class IM, 3.50%, 10/25/26	268	4,247
Series 2012-52, Class DI, 3.50%, 5/25/27	795	18,577
Series 2012-124, Class IO, 1.755%, 11/25/42(4)	1,934	86,731
Series 2012-139, Class LS, 1.501%, (6.036% - 30-day SOFR Average), 12/25/42(6)	2,190	266,424
Series 2012-147, Class SA, 1.635%, (5.986% - 30-day SOFR Average), 1/25/43(6)	2,467	222,538
Series 2012-150, Class PS, 1.685%, (6.036% - 30-day SOFR Average), 1/25/43(6)	3,331	314,045
Series 2012-150, Class SK, 1.685%, (6.036% - 30-day SOFR Average), 1/25/43(6)	3,779	374,383
Series 2013-11, Class IO, 4.00%, 1/25/43	6,752	766,202
Series 2013-12, Class SP, 1.185%, (5.536% - 30-day SOFR Average), 11/25/41(6)	300	4,911
Series 2013-15, Class DS, 1.735%, (6.086% - 30-day SOFR Average), 3/25/33(6)	2,461	126,070
Series 2013-23, Class CS, 1.785%, (6.136% - 30-day SOFR Average), 3/25/33(6)	1,273	67,604
Series 2013-64, Class PS, 1.785%, (6.136% - 30-day SOFR Average), 4/25/43(6)	1,587	114,812
Series 2013-66, Class JI, 3.00%, 7/25/43	2,691	406,664
Series 2013-75, Class SC, 1.785%, (6.136% - 30-day SOFR Average), 7/25/42(6)	1,742	42,904
Series 2014-32, Class EI, 4.00%, 6/25/44	651	120,721
Series 2014-41, Class SA, 1.585%, (5.936% - 30-day SOFR Average), 7/25/44(6)	1,032	129,415
Series 2014-43, Class PS, 1.635%, (5.986% - 30-day SOFR Average), 3/25/42(6)	828	44,058
Series 2014-55, Class IN, 3.50%, 7/25/44	1,582	297,742
Series 2014-64, Class BI, 3.50%, 3/25/44	136	3,540
Series 2014-67, Class IH, 4.00%, 10/25/44	1,093	233,197
Series 2014-80, Class CI, 3.50%, 12/25/44	919	176,361
Series 2014-89, Class IO, 3.50%, 1/25/45	1,653	314,274
Series 2015-6, Class IM, 0.00%, (5.181% - 30-day SOFR Average x 1.333, Floor 0.00%), 6/25/43(6)	1,960	53,510
Series 2015-14, Class KI, 3.00%, 3/25/45	2,011	318,754
Series 2015-22, Class GI, 3.50%, 4/25/45	547	98,026
Series 2015-31, Class SG, 1.635%, (5.986% - 30-day SOFR Average), 5/25/45(6)	2,298	307,704
Series 2015-36, Class IL, 3.00%, 6/25/45	1,311	188,401
Series 2015-52, Class MI, 3.50%, 7/25/45	2,789	530,999
Series 2015-93, Class BS, 1.685%, (6.036% - 30-day SOFR Average), 8/25/45(6)	1,156	77,551
Series 2018-21, Class IO, 3.00%, 4/25/48	3,566	595,370
Series 2021-94, Class CI, 3.00%, 1/25/52	10,182	1,755,063
Series 2023-39, Class AI, 2.00%, 7/25/52	90,737	11,924,785
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R04, Class 2B1, 9.716%, (30-day SOFR Average + 5.364%), 6/25/39(1)(2)	$13,717	$ 14,500,475
Series 2019-R06, Class 2B1, 8.216%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	793	824,952
Series 2021-R01, Class 1B2, 10.351%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	8,500	9,057,115
FIGRE Trust:
Series 2023-HE2, Class A, 6.512%, 5/25/53(1)(4)	4,128	4,191,382
Series 2023-HE3, Class A, 6.436%, 11/25/53(1)(4)	5,040	5,132,893
Series 2024-HE1, Class C, 6.749%, 3/25/54(1)(4)	1,238	1,258,240
Series 2024-HE2, Class C, 6.72%, 5/25/54(1)(4)	1,709	1,733,844
Flagstar Mortgage Trust:
Series 2023-10IN, Class B4, 3.503%, 10/25/51(1)(4)	6,720	5,417,074
Series 2023-6INV, Class B4, 3.482%, 8/25/51(1)(4)	4,084	3,290,906
FREED Mortgage Trust, Series 2022-HE1, Class A, 7.00%, 10/25/37(1)	1,904	1,933,139
Government National Mortgage Association:
Series 2021-136, Class Z, 2.50%, 8/20/51	9,084	5,256,643
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,759	964,604
Series 2021-154, Class ZC, 2.50%, 9/20/51	1,829	1,067,093
Series 2021-165, Class MZ, 2.50%, 9/20/51	15,156	8,825,945
Series 2022-31, Class ZD, 3.00%, 2/20/52	293	151,245
Series 2022-173, Class S, 6.699%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(6)	6,386	6,636,848
Series 2022-189, Class US, 6.699%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(6)	9,398	9,801,329
Series 2022-195, Class AS, 6.945%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(6)	4,411	4,727,046
Series 2022-197, Class SW, 5.825%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(6)	6,709	6,550,551
Series 2023-53, Class AL, 5.50%, 4/20/53(7)	20,000	19,817,428
Series 2023-53, Class SE, 6.515%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(6)	14,081	14,473,935
Series 2023-56, Class ZE, 6.00%, 4/20/53	17,567	17,887,735
Series 2023-63, Class LB, 6.00%, 5/20/53	12,347	12,584,380
Series 2023-63, Class S, 6.515%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	27,613	28,315,592
Series 2023-64, Class LB, 6.00%, 5/20/53	5,036	5,133,701
Series 2023-65, Class SB, 6.515%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	6,382	6,566,601
Series 2023-65, Class SD, 6.515%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	13,115	13,618,675
Series 2023-66, Class S, 6.515%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	5,108	5,238,694
Series 2023-66, Class SD, 6.515%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	4,559	4,676,149

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-83, Class S, 6.338%, (22.868% - 30-day SOFR Average x 3.78), 6/20/53(6)	$5,795	$ 5,943,816
Series 2023-84, Class MW, 6.00%, 6/20/53	5,478	5,582,870
Series 2023-84, Class SN, 6.338%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(6)	6,070	6,194,345
Series 2023-89, Class SD, 6.149%, (22.183% - 30-day SOFR Average x 3.667), 6/20/53(6)	7,917	8,037,288
Series 2023-96, Class BL, 6.00%, 7/20/53	10,000	9,999,516
Series 2023-96, Class DB, 6.00%, 7/20/53	8,000	8,154,347
Series 2023-97, Class CB, 6.00%, 7/20/53(7)	20,000	20,037,210
Series 2023-99, Class AL, 6.00%, 7/20/53	3,000	3,057,936
Series 2023-100, Class AY, 6.00%, 7/20/53	13,236	13,358,904
Series 2023-100, Class JL, 6.00%, 7/20/53	11,099	11,100,398
Series 2023-107, Class DZ, 5.50%, 7/20/53	7,428	7,145,588
Series 2023-116, Class CY, 6.00%, 8/20/53	2,618	2,591,827
Series 2023-133, Class S, 8.481%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(6)	11,542	12,066,348
Series 2023-146, Class BY, 6.00%, 10/20/53	5,318	5,409,631
Series 2023-149, Class S, 8.331%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(6)	6,884	7,383,333
Series 2023-150, Class AS, 10.691%, (27.528% - 30-day SOFR Average x 3.85), 10/20/53(6)	2,754	3,055,160
Series 2023-150, Class ZH, 6.00%, 10/20/53	2,392	2,392,409
Series 2023-151, Class DZ, 6.00%, 10/20/53	6,070	6,193,354
Series 2023-153, Class SM, 10.508%, (28.00% - 30-day SOFR Average x 4.00), 10/20/53(6)	8,301	9,202,872
Series 2023-164, Class EL, 6.00%, 11/20/53	9,325	9,476,262
Series 2023-165, Class DY, 6.00%, 11/20/53(7)	81,056	82,550,543
Series 2023-165, Class EY, 6.50%, 11/20/53(7)	25,000	25,854,097
Series 2023-169, Class JW, 6.50%, 11/20/53	5,000	5,197,415
Series 2023-173, Class AX, 6.00%, 11/20/53	8,555	8,692,850
Series 2023-182, Class EL, 6.00%, 12/20/53	12,883	13,093,158
Series 2023-186, Class HL, 6.00%, 12/20/53	5,445	5,523,917
Series 2023-186, Class ZM, 5.50%, 12/20/53	31,837	31,018,409
Series 2024-1, Class GL, 6.00%, 1/20/54	2,500	2,524,599
Series 2024-3, Class CY, 6.00%, 1/20/54	2,073	2,094,359
Series 2024-6, Class CB, 6.00%, 1/20/54	5,000	5,065,444
Series 2024-6, Class LB, 6.00%, 1/20/54	6,784	6,851,454
Series 2024-14, Class CY, 5.50%, 1/20/54	12,142	11,950,602
Series 2024-23, Class KZ, 5.50%, 2/20/54	10,516	10,113,253
Series 2024-24, Class NZ, 6.00%, 2/20/54	3,718	3,792,908
Series 2024-25, Class GL, 6.00%, 2/20/54	2,804	2,831,844
Series 2024-26, Class NZ, 6.00%, 2/20/54	15,124	15,369,966
Series 2024-40, Class DB, 6.00%, 1/20/54	1,906	1,940,894
Series 2024-42, Class DZ, 6.00%, 3/20/54	9,156	9,273,248
Series 2024-44, Class LM, 6.00%, 3/20/54	24,976	25,433,702
Series 2024-44, Class ML, 6.00%, 3/20/54	10,835	11,033,643
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2024-45, Class DN, 6.00%, 3/20/54	$4,214	$ 4,267,199
Series 2024-46, Class AL, 6.00%, 3/20/54	30,945	31,496,832
Series 2024-59, Class LG, 6.00%, 4/20/54	12,663	12,889,674
Series 2024-81, Class HZ, 6.00%, 5/20/54	5,901	5,998,204
Series 2024-95, Class GZ, 5.50%, 6/20/54	10,074	9,704,679
Series 2024-99, Class DZ, 6.00%, 6/20/54	3,813	3,862,665
Series 2024-108, Class KZ, 6.00%, 7/20/54(7)	39,385	39,923,227
Series 2024-112, Class EZ, 6.00%, 7/20/54	2,267	2,293,915
Series 2024-112, Class LZ, 6.00%, 7/20/54	2,869	2,916,067
Series 2024-126, Class KY, 6.00%, 8/20/54	5,176	5,214,445
Series 2024-126, Class ZB, 6.00%, 8/20/54	7,967	8,052,237
Series 2024-127, Class UZ, 6.00%, 8/20/54	16,804	17,085,022
Series 2024-127, Class ZQ, 5.00%, 8/20/54	6,071	5,607,720
Series 2024-131, Class TL, 6.00%, 8/20/54	5,100	5,147,793
Series 2024-132, Class AZ, 6.00%, 8/20/54	5,005	5,060,478
Series 2024-148, Class GB, 6.00%, 9/20/54	6,818	6,909,640
Series 2024-148, Class LZ, 5.50%, 9/20/54	15,411	14,584,091
Series 2024-151, Class UZ, 6.50%, 9/20/64	4,704	4,626,179
Series 2024-159, Class TZ, 6.50%, 10/20/64	11,386	11,238,917
Series 2024-167, Class LZ, 5.50%, 10/20/54	8,516	8,022,771
Series 2024-167, Class MZ, 5.50%, 10/20/54	5,197	4,915,613
Series 2024-167, Class NZ, 6.00%, 10/20/54	1,297	1,309,645
Series 2024-167, Class PZ, 6.50%, 10/20/54	1,480	1,478,178
Series 2024-172, Class BZ, 5.50%, 10/20/54	8,757	8,284,533
Series 2024-188, Class DZ, 6.50%, 9/20/54	2,096	2,092,220
Interest Only:(8)
Series 2014-68, Class KI, 0.00%, 10/20/42(4)	2,076	80,246
Series 2017-104, Class SD, 1.787%, (6.086% - 1 mo. SOFR), 7/20/47(6)	3,776	418,864
Series 2017-121, Class DS, 0.087%, (4.386% - 1 mo. SOFR), 8/20/47(6)	2,509	83,923
Series 2017-137, Class AS, 0.087%, (4.386% - 1 mo. SOFR), 9/20/47(6)	3,420	111,681
Series 2020-116, Class MI, 2.00%, 8/20/50	15,534	2,008,209
Series 2020-134, Class LI, 2.50%, 9/20/50	6,615	954,381
Series 2020-146, Class IQ, 2.00%, 10/20/50	15,831	1,966,114
Series 2020-146, Class QI, 2.00%, 10/20/50	8,434	1,037,585
Series 2020-149, Class NI, 2.50%, 10/20/50	12,327	1,657,817
Series 2020-151, Class AI, 2.00%, 10/20/50	46,891	5,649,589
Series 2020-151, Class HI, 2.50%, 10/20/50	1,076	159,445
Series 2020-154, Class PI, 2.50%, 10/20/50	10,924	1,468,486
Series 2020-167, Class KI, 2.00%, 11/20/50	25,869	3,204,213
Series 2020-173, Class DI, 2.00%, 11/20/50	19,589	2,350,869
Series 2020-176, Class HI, 2.50%, 11/20/50	26,801	3,615,147
Series 2020-185, Class BI, 2.00%, 12/20/50	6,695	849,865
Series 2020-191, Class AI, 2.00%, 12/20/50	25,107	2,889,840

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-15, Class AI, 2.00%, 1/20/51	$28,701	$ 3,465,337
Series 2021-23, Class TI, 2.50%, 2/20/51	10,289	1,447,375
Series 2021-30, Class AI, 2.00%, 2/20/51	3,564	425,397
Series 2021-46, Class IM, 2.50%, 3/20/51	2,337	309,701
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 10/20/50(6)	4,824	44,324
Series 2021-77, Class SB, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(6)	10,958	251,130
Series 2021-97, Class IG, 2.50%, 8/20/49	32,637	4,009,963
Series 2021-114, Class MI, 3.00%, 6/20/51	8,213	1,391,155
Series 2021-121, Class TI, 3.00%, 7/20/51	29,373	4,135,118
Series 2021-122, Class NI, 3.00%, 7/20/51	5,481	933,105
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(6)	14,643	314,741
Series 2021-154, Class MI, 3.00%, 9/20/51	40,467	5,881,528
Series 2021-160, Class IT, 2.50%, 9/20/51	15,365	1,640,542
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(6)	23,800	128,776
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(6)	12,025	64,654
Series 2021-193, Class IU, 3.00%, 11/20/49	36,625	5,338,586
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(6)	22,751	177,710
Series 2021-201, Class PI, 3.00%, 11/20/51	22,452	2,746,359
Series 2021-209, Class IW, 3.00%, 11/20/51	16,239	2,251,568
Series 2022-104, Class IO, 2.50%, 6/20/51	22,052	3,198,595
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	182,184	1,083,424
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	20,243	120,380
Series 2022-119, Class TA, 0.00%, (3.90% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	40,485	445,579
Series 2022-119, Class TI, 0.00%, (3.85% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	404,854	4,123,786
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	54,327	671,020
Series 2022-126, Class SC, 0.00%, (3.73% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	40,485	520,317
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(6)	115,456	905,559
Series 2023-13, Class SA, 1.027%, (5.40% - 30-day SOFR Average), 1/20/53(6)	9,351	327,707
Series 2023-19, Class SD, 1.927%, (6.30% - 30-day SOFR Average), 2/20/53(6)	14,414	904,214
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2023-20, Class HS, 1.927%, (6.30% - 30-day SOFR Average), 2/20/53(6)	$10,034	$ 626,005
Series 2023-22, Class ES, 1.927%, (6.30% - 30-day SOFR Average), 2/20/53(6)	13,379	834,674
Series 2023-22, Class SA, 1.327%, (5.70% - 30-day SOFR Average), 2/20/53(6)	18,217	751,918
Series 2023-24, Class SB, 0.777%, (5.15% - 30-day SOFR Average), 2/20/53(6)	26,758	941,711
Series 2023-24, Class SG, 1.927%, (6.30% - 30-day SOFR Average), 2/20/53(6)	13,379	834,674
Series 2023-32, Class SA, 1.927%, (6.30% - 30-day SOFR Average), 2/20/53(6)	45,154	2,817,023
Series 2023-38, Class LS, 1.927%, (6.30% - 30-day SOFR Average), 3/20/53(6)	42,838	2,651,486
Series 2023-38, Class SD, 1.877%, (6.25% - 30-day SOFR Average), 3/20/53(6)	56,178	3,053,908
Series 2023-38, Class SG, 1.827%, (6.20% - 30-day SOFR Average), 3/20/53(6)	33,544	1,999,904
Series 2023-47, Class HS, 1.927%, (6.30% - 30-day SOFR Average), 3/20/53(6)	14,279	883,829
Series 2023-47, Class SC, 1.877%, (6.25% - 30-day SOFR Average), 3/20/53(6)	21,436	1,304,713
Series 2023-53, Class SK, 1.827%, (6.20% - 30-day SOFR Average), 4/20/53(6)	27,913	1,700,689
Series 2024-64, Class EI, 6.50%, 4/20/64	17,835	2,576,845
GS Mortgage-Backed Securities Trust:
Series 2022-PJ6, Class B4, 3.186%, 1/25/53(1)(4)	1,882	1,103,840
Series 2024-PJ1, Class B3, 7.149%, 6/25/54(1)(4)	5,695	5,896,923
JPM Lending Facility, 11.309%, (SOFR + 7.00%), 7/15/29(2)	60,225	60,507,756
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(5)	2,775	2,805,867
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(5)	13,700	13,919,405
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(5)	13,631	13,889,166
MFRA Trust, Series 2023-NQM1, Class A2, 5.75% to 1/25/26, 11/25/67(1)(5)	765	767,545
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(5)	11,820	11,968,860
Onity Loan Investment Trust:
Series 2024-HB2, Class M3, 5.00%, 8/25/37(1)(4)	1,500	1,395,341
Series 2024-HB2, Class M4, 5.00%, 8/25/37(1)(4)	7,750	6,863,502
PNMAC GMSR Issuer Trust:
Series 2022-GT1, Class A, 8.601%, (30-day SOFR Average + 4.25%), 5/25/27(1)(2)	11,500	11,663,424

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
PNMAC GMSR Issuer Trust: (continued)
Series 2024-GT1, Class A, 7.511%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	$41,000	$ 41,562,118
PRPM LLC:
Series 2024-5, Class A1, 5.689% to 10/25/25, 9/25/29(1)(5)	3,748	3,745,744
Series 2024-RCF1, Class A3, 4.00% to 1/25/26, 1/25/54(1)(5)	2,700	2,521,562
Series 2024-RCF2, Class A3, 3.75% to 3/25/26, 3/25/54(1)(5)	2,000	1,843,461
Series 2024-RCF3, Class A3, 4.00% to 5/25/26, 5/25/54(1)(5)	1,500	1,389,668
Series 2024-RCF3, Class M1, 4.00% to 5/25/26, 5/25/54(1)(5)	1,000	918,213
Series 2024-RCF3, Class M2, 4.00% to 5/25/26, 5/25/54(1)(5)	4,000	3,436,845
Series 2024-RCF4, Class M1, 4.00% to 7/25/26, 7/25/54(1)(5)	3,100	2,821,533
Series 2024-RCF5, Class M1, 4.00% to 8/25/26, 8/25/54(1)(5)	4,003	3,651,210
Radnor RE Ltd., Series 2022-1, Class M1A, 8.101%, (30-day SOFR Average + 3.75%), 9/25/32(1)(2)	1,381	1,388,798
Rain City Mortgage Trust, Series 2024-RTL1, Class A1, 6.53%, 11/25/29(1)(4)	7,350	7,388,246
Saluda Grade Alternative Mortgage Trust:
Series 2024-RTL4, Class A1, 7.50% to 7/25/26, 2/25/30(1)	15,500	15,623,175
Series 2024-RTL5, Class A1, 7.762% to 9/25/26, 4/25/30(1)(5)	12,000	12,179,944
Sequoia Mortgage Trust, Series 2024-3, Class B4, 6.391%, 4/25/54(1)(4)	1,533	1,396,957
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(1)(4)	48,630	45,868,366
Total Collateralized Mortgage Obligations (identified cost $2,508,787,219)		$2,448,021,975

Commercial Mortgage-Backed Securities — 2.3%
Security	Principal Amount* (000's omitted)	Value
BAHA Trust, Series 2024-MAR, Class C, 7.766%, 12/10/41(1)(4)	10,430	$ 10,880,895
BAMLL Trust:
Series 2024-BHP, Class B, 7.206%, (1 mo. SOFR + 2.90%), 8/15/39(1)(2)	8,000	8,105,586
Series 2024-BHP, Class C, 7.906%, (1 mo. SOFR + 3.60%), 8/15/39(1)(2)	1,700	1,713,940
BFLD Mortgage Trust, Series 2024-VICT, Class A, 6.196%, (1 mo. SOFR + 1.89%), 7/15/41(1)(2)	3,300	3,317,124
Security	Principal Amount* (000's omitted)		Value
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B, 7.447%, (1 mo. SOFR + 3.141%), 6/15/27(1)(2)		12,000	$ 12,100,594
Fontainebleau Miami Beach Mortgage Trust:
Series 2024-FBLU, Class F, 8.556%, (1 mo. SOFR + 4.25%), 12/15/39(1)(2)		3,240	3,280,911
Series 2024-FBLU, Class G, 9.956%, (1 mo. SOFR + 5.65%), 12/15/39(1)(2)		11,000	11,117,819
GWT Trust, Series 2024-WLF2, Class D, 7.246%, (1 mo. SOFR + 2.939%), 5/15/41(1)(2)		8,000	8,074,930
Harvest Commercial Capital Loan Trust, Series 2019-1, Class M6, 6.337%, 9/25/46(1)(4)		5,000	4,495,361
Hudson Yards Mortgage Trust:
Series 2025-SPRL, Class E, 6.678%, 1/13/40(1)(4)		2,000	2,028,258
Series 2025-SPRL, Class F, 7.403%, 1/13/40(1)(4)		1,750	1,778,942
ICNQ Mortgage Trust, Series 2024-MF, Class E, 6.348%, 12/10/34(1)(4)		11,850	11,585,322
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.509%, 9/15/47(1)(4)		895	604,125
Series 2014-C25, Class D, 3.941%, 11/15/47(1)(4)		5,855	3,021,238
ORL Trust:
Series 2024-GLKS, Class E, 7.496%, (1 mo. SOFR + 3.19%), 12/15/39(1)(2)		8,250	8,293,830
Series 2024-GLKS, Class F, 8.745%, (1 mo. SOFR + 4.438%), 12/15/39(1)(2)		17,550	17,572,041
ROCK Trust:
Series 2024-CNTR, Class B, 5.93%, 11/13/41(1)		3,850	3,911,976
Series 2024-CNTR, Class D, 7.109%, 11/13/41(1)		1,750	1,815,974
TX Trust, Series 2024-HOU, Class E, 8.694%, (1 mo. SOFR + 4.387%), 6/15/39(1)(2)		6,000	6,048,250
U.K. Logistics DAC, Series 2024-1A, Class E, 9.727%, (SONIA + 5.00), 5/17/34(1)(2)	GBP	2,250	2,820,023
Total Commercial Mortgage-Backed Securities (identified cost $123,460,880)			$ 122,567,139

Common Stocks — 0.2%
Security	Shares	Value
Brazil — 0.1%
Vale SA ADR	336,600	$ 3,127,014
		$ 3,127,014

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Bulgaria — 0.1%
Eurohold Bulgaria AD(10)	5,122,844	$ 5,192,041
		$ 5,192,041
Colombia — 0.0%(11)
Canacol Energy Ltd.(10)	147,000	$ 385,365
		$ 385,365
Iceland — 0.0%(11)
Siminn Hf.	2,023,336	$ 198,144
		$ 198,144
Mexico — 0.0%(11)
Borr Drilling Ltd.(10)	322,461	$ 1,118,940
		$ 1,118,940
Pakistan — 0.0%(11)
VEON Ltd. ADR(10)	45,704	$ 2,058,965
		$ 2,058,965
Total Common Stocks (identified cost $11,685,858)		$ 12,080,469

Convertible Bonds — 2.6%
Security	Principal Amount (000's omitted)		Value
Australia — 0.0%(11)
Glencore Funding LLC, 0.00%, 3/27/25(12)	USD	1,400	$ 1,389,156
			$ 1,389,156
Canada — 0.0%(11)
Shopify, Inc., 0.125%, 11/1/25	USD	1,395	$ 1,463,355
			$ 1,463,355
China — 0.3%
Alibaba Group Holding Ltd., 0.50%, 6/1/31(1)	USD	3,676	$ 4,300,001
H World Group Ltd., 3.00%, 5/1/26	USD	725	773,213
JD.com, Inc., 0.25%, 6/1/29(1)	USD	1,645	1,890,105
Li Auto, Inc., 0.25%, 5/1/28	USD	890	1,003,070
Meituan, 0.00%, 4/27/27(12)	USD	4,400	4,360,399
PDD Holdings, Inc., 0.00%, 12/1/25	USD	2,001	1,947,853
Shimao Group Holdings Ltd., 5.60%, 7/15/26(12)(13)	USD	4,343	292,501
Sunac China Holdings Ltd., 1.00% PIK, 9/30/32(12)	USD	258	21,598
Security	Principal Amount (000's omitted)		Value
China (continued)
Trip.com Group Ltd., 0.75%, 6/15/29(1)	USD	1,700	$ 2,135,200
ZTO Express Cayman, Inc., 1.50%, 9/1/27	USD	1,308	1,300,479
			$ 18,024,419
Mexico — 0.2%
Petroleos Mexicanos, 6.84%, 1/23/30	USD	11,039	$ 10,000,199
			$ 10,000,199
Singapore — 0.1%
Sea Ltd., 2.375%, 12/1/25	USD	2,090	$ 2,922,865
			$ 2,922,865
South Korea — 0.0%(11)
LG Chem Ltd., 1.60%, 7/18/30(12)	USD	700	$ 650,300
			$ 650,300
Spain — 0.0%(11)
Cellnex Telecom SA, 0.50%, 7/5/28(12)	EUR	800	$ 881,207
			$ 881,207
Tanzania — 0.0%(11)
HTA Group Ltd., 2.875%, 3/18/27(12)	USD	600	$ 554,186
			$ 554,186
United Kingdom — 0.0%(11)
Barclays Bank PLC, 1.00%, 2/16/29	USD	1,151	$ 1,141,113
			$ 1,141,113
United States — 2.0%
Airbnb, Inc., 0.00%, 3/15/26	USD	2,025	$ 1,916,613
Akamai Technologies, Inc., 1.125%, 2/15/29	USD	2,715	2,729,932
Alnylam Pharmaceuticals, Inc., 1.00%, 9/15/27	USD	1,230	1,412,785
Amphastar Pharmaceuticals, Inc., 2.00%, 3/15/29	USD	1,210	1,127,524
Axon Enterprise, Inc., 0.50%, 12/15/27	USD	370	1,058,410
Bentley Systems, Inc., 0.125%, 1/15/26	USD	1,325	1,303,800
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27	USD	1,500	1,389,920
BlackLine, Inc., 0.00%, 3/15/26	USD	975	921,519
Block, Inc., 0.25%, 11/1/27	USD	1,990	1,741,747
Burlington Stores, Inc., 2.25%, 4/15/25	USD	845	1,097,233
Carnival Corp., 5.75%, 12/1/27	USD	480	1,055,280
Cloudflare, Inc., 0.00%, 8/15/26	USD	1,200	1,237,620
CMS Energy Corp., 3.375%, 5/1/28	USD	1,000	1,037,500
Confluent, Inc., 0.00%, 1/15/27(1)	USD	1,285	1,166,780
Core Scientific, Inc., 0.00%, 6/15/31(1)	USD	220	209,550

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
United States (continued)
Cytokinetics, Inc., 3.50%, 7/1/27	USD	665	$ 820,433
Datadog, Inc.:
0.00%, 12/1/29(1)	USD	1,194	1,174,876
0.125%, 6/15/25	USD	593	920,292
Dayforce, Inc., 0.25%, 3/15/26	USD	665	644,385
Dexcom, Inc., 0.375%, 5/15/28	USD	965	894,256
DraftKings Holdings, Inc., 0.00%, 3/15/28	USD	1,725	1,498,162
Duke Energy Corp., 4.125%, 4/15/26	USD	1,330	1,387,190
Enovis Corp., 3.875%, 10/15/28	USD	1,250	1,372,500
Enphase Energy, Inc., 0.00%, 3/1/26	USD	1,045	988,309
Envista Holdings Corp., 1.75%, 8/15/28	USD	1,120	1,017,800
Etsy, Inc., 0.25%, 6/15/28	USD	1,520	1,261,060
Euronet Worldwide, Inc., 0.75%, 3/15/49	USD	560	559,720
Evergy, Inc., 4.50%, 12/15/27	USD	1,295	1,443,500
Evolent Health, Inc., 3.50%, 12/1/29	USD	805	682,721
Exact Sciences Corp.:
0.375%, 3/1/28	USD	1,415	1,265,010
2.00%, 3/1/30(1)	USD	500	515,750
Expedia Group, Inc., 0.00%, 2/15/26	USD	1,120	1,098,623
Federal Realty OP LP, 3.25%, 1/15/29(1)	USD	975	994,988
Five9, Inc., 1.00%, 3/15/29(1)	USD	1,635	1,481,618
Fluence Energy, Inc., 2.25%, 6/15/30(1)	USD	730	678,646
Ford Motor Co., 0.00%, 3/15/26	USD	2,200	2,150,500
Global Payments, Inc., 1.50%, 3/1/31(1)	USD	2,600	2,558,400
Haemonetics Corp., 2.50%, 6/1/29(1)	USD	540	520,560
Halozyme Therapeutics, Inc., 1.00%, 8/15/28	USD	1,155	1,372,233
Insmed, Inc., 0.75%, 6/1/28	USD	305	731,518
Insulet Corp., 0.375%, 9/1/26	USD	1,200	1,593,889
Integra LifeSciences Holdings Corp., 0.50%, 8/15/25	USD	560	545,300
InterDigital, Inc., 3.50%, 6/1/27	USD	455	1,083,757
Ionis Pharmaceuticals, Inc., 1.75%, 6/15/28	USD	1,310	1,265,610
Itron, Inc., 0.00%, 3/15/26	USD	750	778,125
Jazz Investments I Ltd.:
2.00%, 6/15/26	USD	1,305	1,339,256
3.125%, 9/15/30(1)	USD	200	217,500
Lantheus Holdings, Inc., 2.625%, 12/15/27	USD	940	1,278,481
Liberty Broadband Corp., 3.125%, 3/31/53(1)	USD	1,075	1,069,088
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	USD	1,255	1,585,236
Live Nation Entertainment, Inc., 2.875%, 1/15/30(1)	USD	740	772,190
Lumentum Holdings, Inc., 0.50%, 6/15/28	USD	665	658,184
MARA Holdings, Inc., 0.00%, 6/1/31(1)	USD	880	750,011
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27	USD	1,170	1,097,460
Security	Principal Amount (000's omitted)		Value
United States (continued)
Match Group Financeco 3, Inc., 2.00%, 1/15/30(1)	USD	750	$ 655,350
Merit Medical Systems, Inc., 3.00%, 2/1/29(1)	USD	855	1,185,542
Meritage Homes Corp., 1.75%, 5/15/28(1)	USD	1,000	1,007,000
Microchip Technology, Inc., 0.75%, 6/1/30(1)	USD	1,445	1,346,220
MicroStrategy, Inc., 0.00%, 12/1/29(1)	USD	2,035	1,776,677
NCL Corp. Ltd., 1.125%, 2/15/27	USD	1,610	1,756,107
NextEra Energy Capital Holdings, Inc., 3.00%, 3/1/27(1)	USD	1,440	1,664,640
NextEra Energy Partners LP, 2.50%, 6/15/26(1)	USD	1,730	1,643,634
NRG Energy, Inc., 2.75%, 6/1/48	USD	505	1,260,278
Nutanix, Inc., 0.50%, 12/15/29(1)	USD	1,275	1,327,912
NuVasive, Inc., 0.375%, 3/15/25	USD	805	802,530
Okta, Inc., 0.125%, 9/1/25	USD	1,075	1,047,050
ON Semiconductor Corp., 0.50%, 3/1/29	USD	2,535	2,286,969
Pacira BioSciences, Inc., 2.125%, 5/15/29(1)	USD	535	534,679
Palo Alto Networks, Inc., 0.375%, 6/1/25	USD	580	2,152,960
PG&E Corp., 4.25%, 12/1/27	USD	1,885	1,927,377
Post Holdings, Inc., 2.50%, 8/15/27	USD	1,140	1,276,800
PPL Capital Funding, Inc., 2.875%, 3/15/28	USD	1,275	1,356,919
Rapid7, Inc.:
0.25%, 3/15/27	USD	325	300,570
1.25%, 3/15/29	USD	400	371,417
Rivian Automotive, Inc., 4.625%, 3/15/29	USD	1,385	1,378,656
Sarepta Therapeutics, Inc., 1.25%, 9/15/27	USD	1,110	1,191,585
Shift4 Payments, Inc., 0.50%, 8/1/27	USD	1,525	1,793,400
Snowflake, Inc., 0.00%, 10/1/29(1)	USD	1,495	1,985,921
Southwest Airlines Co., 1.25%, 5/1/25	USD	747	748,681
Spotify USA, Inc., 0.00%, 3/15/26	USD	1,325	1,575,955
Tyler Technologies, Inc., 0.25%, 3/15/26	USD	1,240	1,557,440
Uber Technologies, Inc., 0.00%, 12/15/25	USD	2,235	2,330,736
Western Digital Corp., 3.00%, 11/15/28	USD	1,180	1,666,575
Wolfspeed, Inc., 1.875%, 12/1/29	USD	1,695	669,525
Workiva, Inc., 1.25%, 8/15/28	USD	1,400	1,410,850
Ziff Davis, Inc., 1.75%, 11/1/26	USD	630	592,988
Zscaler, Inc., 0.125%, 7/1/25	USD	1,025	1,403,737
			$ 105,460,030
Total Convertible Bonds (identified cost $136,896,735)			$ 142,486,830

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Convertible Preferred Stocks — 0.1%
Security	Shares	Value
United States — 0.1%
Bank of America Corp., Series L, 7.25%	2,150	$ 2,631,600
Wells Fargo & Co., Series L, Class A, 7.50%	2,400	2,853,360
Total Convertible Preferred Stocks (identified cost $5,508,019)		$ 5,484,960

Exchange-Traded Funds — 3.4%
Security	Shares	Value
Equity Funds — 0.2%
ProShares Short VIX Short-Term Futures ETF	224,200	$ 11,344,520
		$ 11,344,520
Fixed-Income Funds — 3.2%
iShares Broad USD High Yield Corporate Bond ETF	4,680,000	$ 174,517,200
		$ 174,517,200
Total Exchange-Traded Funds (identified cost $185,789,757)		$ 185,861,720

Foreign Corporate Bonds — 6.3%
Security	Principal Amount (000's omitted)		Value
Angola — 0.1%
Azule Energy Finance PLC, 8.125%, 1/23/30(1)	USD	5,216	$ 5,294,240
			$ 5,294,240
Argentina — 0.2%
Generacion Mediterranea SA/Central Termica Roca SA, 11.00%, 11/1/31(1)	USD	2,233	$ 2,104,155
Telecom Argentina SA, 9.50%, 7/18/31(1)	USD	693	721,586
YPF SA, 8.25%, 1/17/34(1)	USD	6,573	6,622,298
			$ 9,448,039
Brazil — 0.9%
Gol Finance SA, 14.787%, (1 mo. SOFR + 10.50%), 4/29/25(1)(2)	USD	1,221	$ 1,276,574
MV24 Capital BV, 6.748%, 6/1/34(12)	USD	5,283	5,052,622
NewCo Holding USD 20 SARL, 9.375%, 11/7/29(1)	USD	5,843	5,964,388
OHI Group SA:
13.00%, 7/22/29(1)	USD	10,990	11,330,690
Security	Principal Amount (000's omitted)		Value
Brazil (continued)
OHI Group SA: (continued)
13.00%, 7/22/29(12)	USD	1,774	$ 1,828,994
Oi SA, 10.00%, (10.00% cash or 7.50% cash and 6.00% PIK), 6/30/27(1)(14)	USD	3,310	2,905,724
Samarco Mineracao SA, 9.00%, 6/30/31(12)(14)	USD	12,985	12,566,572
Vale SA, Series A6, 0.00%(15)(16)	BRL	50,226	2,954,343
Yinson Boronia Production BV, 8.947%, 7/31/42(1)	USD	4,031	4,208,196
			$ 48,088,103
Cameroon — 0.1%
Golar LNG Ltd., 7.75%, 9/19/29(1)(12)	USD	4,600	$ 4,607,734
			$ 4,607,734
Canada — 0.1%
Aris Gold Corp., 7.50%, 8/26/27	USD	1,680	$ 1,652,495
Polaris Renewable Energy, Inc., 9.50%, 12/3/29	USD	3,125	3,192,343
			$ 4,844,838
Chile — 0.0%(11)
AES Andes SA, 6.35% to 2/20/25, 10/7/79(12)(17)	USD	1,001	$ 999,629
			$ 999,629
China — 0.3%
China Oil & Gas Group Ltd., 4.70%, 6/30/26(12)	USD	6,097	$ 5,683,967
Greentown China Holdings Ltd., 4.70%, 4/29/25(12)	USD	5,602	5,548,747
Kaisa Group Holdings Ltd., 9.375%, 6/30/24(12)(13)	USD	850	48,875
KWG Group Holdings Ltd., 7.875%, 8/30/24(13)	USD	519	38,990
Longfor Group Holdings Ltd., 3.375%, 4/13/27(12)	USD	1,166	965,959
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(12)(14)	USD	219	19,722
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(12)(14)	USD	220	19,770
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(12)(14)	USD	440	39,635
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(12)(14)	USD	662	61,881
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(12)(14)	USD	664	59,741
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(12)(14)	USD	313	28,467
Times China Holdings Ltd.:
5.55%, 6/4/24(12)(13)	USD	2,221	86,064
6.75%, 7/16/23(12)(13)	USD	1,041	33,833

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
China (continued)
West China Cement Ltd., 4.95%, 7/8/26(12)	USD	2,620	$ 1,952,870
Yanlord Land HK Co. Ltd., 5.125%, 5/20/26(12)	USD	200	190,409
			$ 14,778,930
Colombia — 0.4%
ABRA Global Finance, 14.00%, (6.00% cash and 8.00% PIK), 10/22/29(1)	USD	5,153	$ 5,061,354
Banco Davivienda SA, 6.65% to 4/22/31(12)(15)(17)	USD	1,417	1,266,878
Banco de Occidente SA, 10.875% to 5/13/29, 8/13/34(12)(17)	USD	6,087	6,802,222
Bancolombia SA, 8.625% to 6/24/29, 12/24/34(17)	USD	3,076	3,216,472
Canacol Energy Ltd., 5.75%, 11/24/28(12)	USD	6,429	3,757,373
			$ 20,104,299
Cyprus — 0.0%(11)
Bank of Cyprus PLC, 11.875% to 12/21/28(12)(15)(17)	EUR	213	$ 265,402
			$ 265,402
Georgia — 0.2%
Bank of Georgia JSC:
9.50% to 7/16/29(1)(15)(17)	USD	200	$ 195,951
9.50% to 7/16/29(12)(15)(17)	USD	5,310	5,199,768
TBC Bank JSC:
8.894% to 11/6/26(12)(15)(17)	USD	3,132	3,012,064
10.25% to 7/30/29(12)(15)(17)	USD	5,170	5,154,454
			$ 13,562,237
Ghana — 0.2%
Kosmos Energy Ltd., 8.75%, 10/1/31(12)	USD	6,700	$ 6,416,792
Tullow Oil PLC, 10.25%, 5/15/26(12)	USD	2,891	2,626,994
			$ 9,043,786
Greece — 0.2%
Alpha Services & Holdings SA, 7.50% to 6/10/30(12)(15)(17)	EUR	5,109	$ 5,620,309
Piraeus Financial Holdings SA, 8.75% to 6/16/26(12)(15)(17)	EUR	5,786	6,298,917
			$ 11,919,226
Guyana — 0.0%(11)
Secure International Finance Co., Inc., 10.00%, 6/3/29(1)	USD	1,500	$ 1,507,500
			$ 1,507,500
Security	Principal Amount (000's omitted)		Value
Hong Kong — 0.3%
CAS Capital No. 1 Ltd., 4.00% to 7/12/26(12)(15)(17)	USD	4,028	$ 3,885,370
Elect Global Investments Ltd., 4.10% to 6/3/25(12)(15)(17)	USD	8,260	7,830,108
NWD Finance BVI Ltd.:
4.125% to 3/10/28(12)(15)(17)	USD	3,479	763,110
4.80% to 3/3/25(12)(15)	USD	1,580	295,492
5.25% to 3/22/26(12)(15)(17)	USD	2,061	532,995
Yuexiu REIT MTN Co. Ltd., 2.65%, 2/2/26(12)	USD	5,996	5,725,934
			$ 19,033,009
Hungary — 0.1%
MBH Bank Nyrt:
5.25% to 1/29/29, 1/29/30(12)(17)	EUR	3,063	$ 3,173,871
8.625% to 10/19/26, 10/19/27(12)(17)	EUR	417	460,003
OTP Bank Nyrt, 8.75% to 2/15/28, 5/15/33(12)(17)	USD	2,538	2,679,108
			$ 6,312,982
Iceland — 0.0%
Wow Air Hf.:
0.00%(13)(15)(18)	EUR	20	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(13)(15)(18)	EUR	900	0
			$ 0
India — 0.2%
Piramal Capital & Housing Finance Ltd., 7.80%, 1/29/28(12)	USD	3,284	$ 3,262,030
Vedanta Resources Finance II PLC:
9.475%, 7/24/30(1)	USD	1,400	1,400,642
9.85%, 4/24/33(1)	USD	1,019	1,028,755
10.25%, 6/3/28(1)	USD	2,930	3,004,283
11.25%, 12/3/31(1)	USD	2,930	3,117,913
			$ 11,813,623
Indonesia — 0.1%
Indika Energy Tbk. PT, 8.75%, 5/7/29(1)	USD	3,151	$ 3,253,988
			$ 3,253,988
Kazakhstan — 0.1%
ForteBank JSC, 7.75%, 2/4/30(1)(3)	USD	8,370	$ 8,328,997
			$ 8,328,997
Luxembourg — 0.2%
FORESEA Holding SA, 7.50%, 6/15/30(12)	USD	8,629	$ 8,350,505
			$ 8,350,505

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Mexico — 0.9%
Alpha Holding SA de CV:
9.00%, 2/10/25(12)(13)	USD	2,654	$ 33,172
10.00%, 12/19/22(12)(13)	USD	1,440	17,997
Banco Mercantil del Norte SA:
5.875% to 1/24/27(12)(15)(17)	USD	433	420,854
7.625% to 1/10/28(12)(15)(17)	USD	563	555,647
8.375% to 10/14/30(12)(15)(17)	USD	1,314	1,318,542
Banco Mercantil del Norte SA/Grand Cayman, 8.375% to 5/20/31(1)(15)(17)	USD	5,577	5,525,692
BBVA Bancomer SA:
5.125% to 1/17/28, 1/18/33(12)(17)	USD	2,994	2,800,538
8.45% to 6/29/33, 6/29/38(1)(17)	USD	1,771	1,833,160
8.45% to 6/29/33, 6/29/38(12)(17)	USD	2,443	2,528,747
Controladora Mabe SA de CV, 5.60%, 10/23/28(12)	USD	2,200	1,885,873
El Puerto de Liverpool SAB de CV, 6.658%, 1/22/37(1)	USD	6,230	6,244,329
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB, 13.00% to 9/12/27, (11.00% cash and 2.00% PIK), 9/12/30(12)(14)	USD	5,370	5,577,252
Financiera Independencia SAB de CV SOFOM ENR, 10.00% to 3/1/26, 3/1/28(5)(12)	USD	2,430	2,439,720
Grupo Aeromexico SAB de CV, 8.625%, 11/15/31(1)	USD	8,434	8,444,543
Petroleos Mexicanos, 6.75%, 9/21/47	USD	3,869	2,668,423
Total Play Telecomunicaciones SA de CV:
6.375%, 9/20/28(12)	USD	5,353	3,889,945
10.50%, 12/31/28(12)	USD	476	441,253
10.50%, 12/31/28(1)	USD	1,896	1,757,597
			$ 48,383,284
Nigeria — 0.1%
Access Bank PLC, 6.125%, 9/21/26(12)	USD	5,755	$ 5,658,316
			$ 5,658,316
Panama — 0.0%(11)
AES Panama Generation Holdings SRL, 4.375%, 5/31/30(12)	USD	2,363	$ 2,067,962
			$ 2,067,962
Paraguay — 0.1%
Frigorifico Concepcion SA:
7.70%, 7/21/28(1)	USD	2,421	$ 1,885,201
7.70%, 7/21/28(7)(12)	USD	3,143	2,447,412
			$ 4,332,613
Security	Principal Amount (000's omitted)		Value
Peru — 0.3%
Auna SA:
10.00%, 12/15/29(1)	USD	5,696	$ 6,099,979
10.00%, 12/15/29(12)	USD	1,200	1,285,140
Camposol SA, 6.00%, 2/3/27(12)	USD	2,721	2,629,696
Peru LNG SRL, 5.375%, 3/22/30(12)	USD	4,319	4,017,204
Telefonica del Peru SAA, 7.375%, 4/10/27(12)	PEN	4,500	773,549
			$ 14,805,568
Romania — 0.0%(11)
Banca Transilvania SA, 7.25% to 12/7/27, 12/7/28(12)(17)	EUR	829	$ 920,467
			$ 920,467
Russia — 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd., 6.00% to 12/20/26(12)(13)(15)(17)(18)	USD	1,226	$ 0
			$ 0
Saint Lucia — 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	USD	7,296	$ 7,282,808
			$ 7,282,808
Singapore — 0.0%(11)
Puma International Financing SA, 7.75%, 4/25/29(1)	USD	1,978	$ 2,010,184
			$ 2,010,184
Togo — 0.1%
Ecobank Transnational, Inc.:
10.125%, 10/15/29(1)	USD	2,475	$ 2,614,584
10.125%, 10/15/29(12)	USD	3,013	3,183,242
			$ 5,797,826
Turkey — 0.3%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(12)	USD	3,200	$ 3,157,469
WE Soda Investments Holding PLC, 9.50%, 10/6/28(12)	USD	4,506	4,650,728
Zorlu Enerji Elektrik Uretim AS, 11.00%, 4/23/30(12)	USD	7,402	7,590,851
			$ 15,399,048
Ukraine — 0.0%(11)
Kernel Holding SA, 6.75%, 10/27/27(12)	USD	2,456	$ 2,278,149
			$ 2,278,149

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
United Arab Emirates — 0.1%
Ittihad International Ltd., 9.75%, 11/9/28(12)	USD	5,060	$ 5,211,623
			$ 5,211,623
United Kingdom — 0.2%
Avianca Midco 2 PLC:
9.00%, 12/1/28(12)	USD	1,331	$ 1,322,398
9.00%, 12/1/28(12)	USD	5,158	5,123,712
9.625%, 2/14/30(1)(3)	USD	2,515	2,464,700
			$ 8,910,810
Uzbekistan — 0.2%
Ipoteka-Bank ATIB, 20.50%, 4/25/27(12)	UZS	51,340,000	$ 4,021,064
Uzbek Industrial & Construction Bank ATB, 8.95%, 7/24/29(12)	USD	5,025	5,146,262
			$ 9,167,326
Venezuela — 0.2%
Petroleos de Venezuela SA:
5.375%, 4/12/27(12)(13)	USD	5,670	$ 703,326
5.50%, 4/12/37(12)(13)	USD	817	100,949
6.00%, 10/28/22(12)(13)	USD	2,115	216,821
6.00%, 5/16/24(12)(13)	USD	13,368	1,637,539
6.00%, 11/15/26(12)(13)	USD	60,694	7,434,974
9.00%, 11/17/21(12)(13)	USD	344	43,860
9.75%, 5/17/35(12)(13)	USD	1,954	258,931
12.75%, 2/17/22(12)(13)	USD	928	127,457
			$ 10,523,857
Total Foreign Corporate Bonds (identified cost $351,351,521)			$ 344,306,908

Government National Mortgage Association Participation Agreements — 1.8%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements, 6.313%, 1/1/59(19)	$97,949	$ 98,511,823
Total Government National Mortgage Association Participation Agreements (identified cost $97,949,300)		$ 98,511,823

Insurance Linked Securities — 3.0%
Security	Shares	Value
Reinsurance Side Cars — 1.6%
Eden Re II Ltd.:
Series 2021A, 0.00%, 3/21/25(1)(18)(20)(21)	98,494	$ 46,686
Series 2021B, 0.00%, 3/21/25(1)(18)(20)(21)	938,482	314,391
Series 2022B, 0.00%, 3/20/26(1)(18)(20)(21)	27,451	34,111
Series 2022A, 0.00%, 3/20/26(1)(18)(20)(21)	79,810	60,368
Series 2023A, 0.00%, 3/19/27(1)(18)(20)(21)	257,143	539,640
Series 2023B, 0.00%, 3/19/27(1)(18)(20)(21)	31,162	350,413
Series 2024A, 0.00%, 3/17/28(1)(18)(20)(21)	154,000	1,575,004
Series 2024B, 0.00%, 3/17/28(1)(18)(20)(21)	26,300,000	5,255,187
Series 2025A, 0.00%, 3/19/30(1)(18)(20)(21)	37,500,000	37,500,000
Mt. Logan Re Ltd.:
Series 13, Preference Shares(18)(21)(22)	10,000	25,950,487
Series 17, Preference Shares(10)(18)(21)(22)	860	2,202,425
Series 19, Preference Shares(10)(18)(21)(22)	7,464	11,619,703
		$ 85,448,415
Segregated Account/Funds — 1.4%
1863 Fund Ltd. - Core Nat Cat Fund(10)(18)(21)	13,000	$ 14,296,100
1863 Fund Ltd. - Core Nat Cat Fund 25(10)(18)(21)	25,000	25,000,000
PartnerRe ILS Fund SAC Ltd.(10)(18)(21)(22)	34,000	39,960,200
		$ 79,256,300
Total Insurance Linked Securities (identified cost $124,891,297)		$ 164,704,715

Loan Participation Notes — 0.1%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.1%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(12)(18)(23)	UZS	97,751,435	$ 7,580,239
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(12)(18)(23)	UZS	3,683,800	285,945
Total Loan Participation Notes (identified cost $8,882,454)			$ 7,866,184

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 0.2%
Security	Principal Amount/ Shares	Value
United States — 0.2%
AH Parent, Inc. (Alliant), Series A, 10.00% cash or 10.50% PIK(10)(22)	$8,000,000	$ 8,106,656
Boeing Co., 6.00%	27,000	1,619,730
Hewlett Packard Enterprise Co., 7.625%	16,000	978,080
PG&E Corp., Series A, 6.00%	8,000	337,840
Total Preferred Stocks (identified cost $10,430,000)		$ 11,042,306

Senior Floating-Rate Loans — 0.4%(24)
Borrower/Description	Principal Amount (000's omitted)	Value
Jamaica — 0.1%
Digicel International Finance Ltd., Term Loan, 11.791%, (SOFR + 7.50%), 5/25/27	$7,279	$ 7,200,256
		$ 7,200,256
Paraguay — 0.1%
Frigorifico Concepcion SA, Term Loan, 9.928%, (SOFR + 5.50%), 12/8/26	$5,420	$ 5,487,750
		$ 5,487,750
Tanzania — 0.1%
HTA Group Ltd.:
Term Loan, 8.931%, (SOFR + 4.31%), 9/13/28	$690	$ 688,275
Term Loan, 8.931%, (SOFR + 4.31%), 9/13/28	4,250	4,239,375
		$ 4,927,650
Uzbekistan — 0.1%
Navoi Mining & Metallurgical Co., Term Loan, 9.053%, (SOFR + 4.76%), 4/23/27	$2,788	$ 2,788,161
		$ 2,788,161
Total Senior Floating-Rate Loans (identified cost $20,273,999)		$ 20,403,817

Sovereign Government Bonds — 18.4%
Security	Principal Amount (000's omitted)		Value
Benin — 0.1%
Benin Government International Bonds, 6.875%, 1/19/52(12)	EUR	2,774	$ 2,492,706
			$ 2,492,706
Brazil — 4.4%
Brazil Government International Bonds, 6.125%, 3/15/34	USD	2,000	$ 1,918,643
Brazil Letras do Tesouro Nacional, 0.00%, 10/1/25	BRL	1,527,300	239,041,597
			$ 240,960,240
Chile — 0.0%
Chile Government International Bonds, 3.50%, 1/31/34	USD	2,000	$ 1,735,759
			$ 1,735,759
Colombia — 0.0%
Colombia Government International Bonds, 7.50%, 2/2/34	USD	2,000	$ 1,985,167
			$ 1,985,167
Czech Republic — 0.9%
Czech Republic Government Bonds, 2.00%, 10/13/33	CZK	1,436,300	$ 50,830,026
			$ 50,830,026
Dominican Republic — 0.5%
Dominican Republic Bonds:
12.00%, 8/8/25(1)	DOP	450,030	$ 7,353,634
12.75%, 9/23/29(1)	DOP	794,700	14,320,828
13.625%, 2/3/33(1)	DOP	8,000	155,318
Dominican Republic Central Bank Notes:
12.00%, 10/3/25(1)	DOP	299,010	4,897,196
13.00%, 12/5/25(1)	DOP	12,940	212,556
			$ 26,939,532
Egypt — 0.1%
Egypt Government International Bonds, 5.625%, 4/16/30(12)	EUR	5,830	$ 5,403,534
			$ 5,403,534

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Iceland — 0.3%
Republic of Iceland:
4.50%, 2/17/42	ISK	1,468,763	$ 8,423,794
6.50%, 1/24/31	ISK	285,839	1,993,676
7.00%, 9/17/35	ISK	553,340	4,020,770
			$ 14,438,240
Indonesia — 0.7%
Indonesia Treasury Bonds, 6.75%, 7/15/35	IDR	609,277,000	$ 36,745,758
			$ 36,745,758
Mexico — 1.1%
Mexican Bonos, 7.75%, 11/23/34	MXN	1,447,200	$ 60,244,037
Mexico Government International Bonds, 6.00%, 5/7/36	USD	2,000	1,894,846
			$ 62,138,883
New Zealand — 3.7%
New Zealand Government Bonds:
2.75%, 4/15/37(7)(12)	NZD	261,294	$ 120,048,628
5.00%, 5/15/54(7)	NZD	143,631	79,418,828
			$ 199,467,456
Peru — 2.3%
Peru Government Bonds:
5.40%, 8/12/34	PEN	244,191	$ 59,784,587
6.714%, 2/12/55	PEN	5,641	1,463,835
6.90%, 8/12/37	PEN	104,019	27,834,079
7.60%, 8/12/39(1)(12)	PEN	112,317	31,547,425
Peru Government International Bonds, 3.00%, 1/15/34	USD	2,000	1,626,610
			$ 122,256,536
Serbia — 0.5%
Serbia Treasury Bonds, 4.50%, 8/20/32	RSD	3,319,480	$ 28,908,517
			$ 28,908,517
South Africa — 3.3%
Republic of South Africa Government Bonds:
8.50%, 1/31/37	ZAR	413,920	$ 18,751,424
8.875%, 2/28/35	ZAR	3,014,040	146,390,246
10.875%, 3/31/38	ZAR	230,000	12,244,058
			$ 177,385,728
Security	Principal Amount (000's omitted)		Value
Suriname — 0.2%
Suriname Government International Bonds:
0.00%, Oil-Linked, 12/31/50(1)	USD	3,652	$ 3,759,734
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(1)	USD	9,406	9,006,562
			$ 12,766,296
Turkey — 0.0%(11)
Turkiye Government International Bonds, 9.375%, 1/19/33	USD	2,000	$ 2,262,970
			$ 2,262,970
Uzbekistan — 0.1%
National Bank of Uzbekistan, 8.50%, 7/5/29(12)	USD	6,280	$ 6,436,772
Republic of Uzbekistan Bonds, 16.25%, 10/12/26(12)	UZS	6,450,000	515,319
			$ 6,952,091
Venezuela — 0.2%
Venezuela Government International Bonds:
6.00%, 12/9/20(12)(13)	USD	799	$ 113,507
7.00%, 3/31/38(12)(13)	USD	183	28,695
7.65%, 4/21/25(12)(13)	USD	37	5,931
7.75%, 10/13/19(12)(13)	USD	1,813	266,670
8.25%, 10/13/24(12)(13)	USD	4,000	674,983
9.25%, 9/15/27(13)	USD	23,637	4,585,814
9.25%, 5/7/28(12)(13)	USD	13,236	2,288,974
11.75%, 10/21/26(12)(13)	USD	586	116,536
11.95%, 8/5/31(12)(13)	USD	3,727	685,968
12.75%, 8/23/22(12)(13)	USD	610	114,524
			$ 8,881,602
Total Sovereign Government Bonds (identified cost $1,018,394,579)			$1,002,551,041

U.S. Department of Agriculture Loans — 0.3%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
7.50%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(2)	$14,864	$ 14,864,794
7.50%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/63(2)	1,601	1,600,712
Total U.S. Department of Agriculture Loans (identified cost $16,465,100)		$ 16,465,506

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.3%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(8)
Series 2021-SB91, Class X1, 0.565%, 8/25/41(4)	$22,379	$ 603,322
Series 2021-SB92, Class X1, 0.57%, 8/25/41(4)	22,230	588,505
Government National Mortgage Association:
Interest Only:(8)
Series 2021-101, Class IO, 0.676%, 4/16/63(4)	26,099	1,345,047
Series 2021-132, Class IO, 0.72%, 4/16/63(4)	63,426	3,412,355
Series 2021-144, Class IO, 0.823%, 4/16/63(4)	24,752	1,501,602
Series 2021-186, Class IO, 0.764%, 5/16/63(4)	46,384	2,655,824
Series 2022-3, Class IO, 0.64%, 2/16/61(4)	66,110	3,249,044
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $16,584,574)		$ 13,355,699

U.S. Government Agency Mortgage-Backed Securities — 22.4%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.462%, (COF + 1.253%), with maturity at 2035(25)	$20	$ 19,167
4.748%, (COF + 1.251%), with maturity at 2030(25)	35	34,584
6.00%, with various maturities to 2055	10,822	10,945,011
6.50%, with maturity at 2053	5,826	6,018,965
7.00%, with various maturities to 2053	1,277	1,349,046
Federal National Mortgage Association:
4.262%, (COF + 1.254%), with maturity at 2035(25)	7	7,189
5.183%, (COF + 1.793%), with maturity at 2035(25)	236	231,810
5.50%, with maturity at 2054	1,173	1,163,895
6.00%, with maturity at 2053	2,507	2,550,392
6.00%, with maturity at 2053(7)	14,105	14,245,951
6.50%, with various maturities to 2053	15,705	16,241,957
8.50%, with maturity at 2032	60	62,782
9.50%, with maturity at 2028	3	2,589
Government National Mortgage Association:
5.00%, with maturity at 2052	16,918	16,535,913
5.50%, with various maturities to 2063	37,442	37,366,432
5.50%, with various maturities to 2053(7)	26,709	26,759,804
6.00%, 30-Year, TBA(26)	173,000	174,470,059
6.00%, with various maturities to 2064	136,272	138,572,025
6.00%, with various maturities to 2053(7)	54,054	55,092,850
6.50%, with various maturities to 2064	113,560	117,497,360
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
6.50%, with maturity at 2053(7)	$17,311	$ 17,926,753
7.00%, with various maturities to 2064	47,436	48,662,513
7.50%, with various maturities to 2054	14,002	14,368,552
8.00%, with various maturities to 2054	5,952	6,134,218
Uniform Mortgage-Backed Security:
5.50%, 30-Year, TBA(26)	275,400	272,194,165
6.00%, 30-Year, TBA(26)	203,700	205,164,084
6.50%, 30-Year, TBA(26)	35,830	36,743,946
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $1,213,334,252)		$1,220,362,012

U.S. Government Guaranteed Small Business Administration Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(27)(28) Series 2018-1, Class A, 2.636%, 3/25/44(1)	$128,079	$ 7,015,893
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $31,100,936)		$ 7,015,893

Short-Term Investments — 2.5%
Affiliated Fund — 1.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(29)	72,390,571	$ 72,390,571
Total Affiliated Fund (identified cost $72,390,571)		$ 72,390,571

Sovereign Government Securities — 0.3%
Security	Principal Amount (000's omitted)		Value
Egypt — 0.3%
Egypt Treasury Bills, 0.00%, 3/11/25	EGP	938,950	$ 18,274,844
Total Sovereign Government Securities (identified cost $18,601,497)			$ 18,274,844

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/6/25(30)	$4,000	$ 3,998,598
0.00%, 2/20/25(30)	10,000	9,979,960
0.00%, 3/6/25(30)	13,488	13,438,754
0.00%, 3/27/25	13,500	13,417,645
0.00%, 4/1/25(30)	6,375	6,332,394
Total U.S. Treasury Obligations (identified cost $47,154,480)		$ 47,167,351
Total Short-Term Investments (identified cost $138,146,548)		$ 137,832,766
Total Investments — 123.6% (identified cost $6,773,000,475)	$6,729,044,166
TBA Sale Commitments — (0.0)%(11)
U.S. Government Agency Mortgage-Backed Securities — (0.0)%(11)
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 7.00%, 30-Year, TBA(26)	$(1,300)	$ (1,334,909)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $1,335,598)		$ (1,334,909)
Total TBA Sale Commitments (proceeds $1,335,598)		$ (1,334,909)

Other Assets, Less Liabilities — (23.6)%	$(1,282,075,081)
Net Assets — 100.0%	$ 5,445,634,176
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $1,839,493,130 or 33.8% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2025.
(3)	When-issued security.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2025.
(5)	Step coupon security. Interest rate represents the rate in effect at January 31, 2025.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2025.
(7)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(8)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(9)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(10)	Non-income producing security.
(11)	Amount is less than 0.05% or (0.05)%, as applicable.
(12)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2025, the aggregate value of these securities is $403,849,534 or 7.4% of the Portfolio's net assets.
(13)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(14)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(15)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(16)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at January 31, 2025.
(17)	Security converts to variable rate after the indicated fixed-rate coupon period.
(18)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(19)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(20)	Quantity held represents principal in USD.
(21)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(22)	Restricted security.
(23)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

(24)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(25)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2025.
(26)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(27)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(28)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2025 of all interest only securities comprising the trust.
(29)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2025.
(30)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	12,512,000	USD	2,024,334	2/4/25	$ 116,648
USD	2,040,177	BRL	12,512,000	2/4/25	(100,804)
EUR	544,324	USD	562,579	3/19/25	3,248
EUR	349,669	USD	361,395	3/19/25	2,086
EUR	5,628	USD	5,919	3/19/25	(69)
EUR	848,562	USD	892,432	3/19/25	(10,349)
EUR	1,084,472	USD	1,140,538	3/19/25	(13,226)
EUR	2,021,205	USD	2,125,698	3/19/25	(24,650)
PEN	130,473,800	USD	34,844,118	3/19/25	160,761
PEN	13,000,000	USD	3,458,367	3/19/25	29,410
PEN	286,500	USD	76,481	3/19/25	385
PEN	19,700	USD	5,260	3/19/25	26
USD	49,830,518	EUR	47,380,982	3/19/25	577,841
USD	24,189,071	EUR	23,000,000	3/19/25	280,500
USD	23,845,854	EUR	22,673,655	3/19/25	276,520
USD	16,916,703	EUR	16,085,123	3/19/25	196,168
USD	6,766,416	EUR	6,433,797	3/19/25	78,464
USD	6,517,471	EUR	6,197,089	3/19/25	75,578
USD	5,465,189	EUR	5,196,535	3/19/25	63,375
USD	5,368,999	EUR	5,105,073	3/19/25	62,260
USD	4,087,313	EUR	3,886,392	3/19/25	47,397
USD	3,092,545	EUR	2,940,523	3/19/25	35,862
USD	2,763,593	EUR	2,627,742	3/19/25	32,047
USD	2,246,133	EUR	2,135,719	3/19/25	26,046
USD	1,780,451	EUR	1,692,929	3/19/25	20,646

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	946,529	EUR	900,000	3/19/25	$ 10,976
USD	541,845	EUR	515,210	3/19/25	6,283
USD	419,060	EUR	398,460	3/19/25	4,860
USD	9,360,609	IDR	151,332,959,404	3/19/25	101,409
USD	8,139,551	IDR	132,199,340,000	3/19/25	51,029
USD	6,316,535	IDR	102,480,100,000	3/19/25	46,363
USD	3,742,599	IDR	60,976,000,000	3/19/25	11,826
USD	4,721,880	IDR	77,116,800,000	3/19/25	3,543
USD	4,371,743	IDR	71,532,647,529	3/19/25	(4,931)
USD	1,226,472	PEN	4,596,080	3/19/25	(6,613)
USD	1,404,792	PEN	5,300,000	3/19/25	(17,147)
USD	35,048,507	PEN	130,780,000	3/19/25	(38,523)
USD	7,693,801	PEN	29,034,096	3/19/25	(95,771)
USD	10,701,076	PEN	40,379,439	3/19/25	(132,344)
USD	21,672,016	PEN	81,779,351	3/19/25	(268,606)
USD	85,417,886	PEN	320,094,985	3/19/25	(460,554)
					$1,147,970
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
IDR	76,787,634,912	USD	4,706,567	BNP Paribas	2/5/25	$ 3,712	$ —
MXN	1,262,035,788	USD	60,967,912	Goldman Sachs International	2/5/25	—	(64,728)
EUR	1,876,066	USD	1,933,676	UBS AG	2/7/25	12,814	—
EUR	1,036,582	USD	1,067,817	UBS AG	2/7/25	7,676	—
EUR	173,170	USD	178,543	UBS AG	2/7/25	1,127	—
USD	5,323,502	EUR	5,100,000	Barclays Bank PLC	2/7/25	32,057	—
USD	3,185,563	EUR	3,051,361	UBS AG	2/7/25	19,659	—
EGP	471,000,000	USD	9,017,806	Citibank, N.A.	2/18/25	296,938	—
EUR	46,366,381	CZK	1,166,068,117	Goldman Sachs International	3/19/25	135,622	—
MXN	12,816,000	USD	620,137	Goldman Sachs International	3/19/25	—	(5,710)
MXN	5,384,492	USD	259,417	Standard Chartered Bank	3/19/25	—	(1,273)
USD	6,356,004	CAD	8,888,742	Citibank, N.A.	3/19/25	228,555	—
USD	38,842	CAD	54,320	Citibank, N.A.	3/19/25	1,397	—
USD	67,750,080	CNH	492,000,000	Barclays Bank PLC	3/19/25	449,467	—
USD	40,266,952	CNH	291,000,000	Standard Chartered Bank	3/19/25	461,101	—
USD	27,677,826	CNH	200,300,000	Standard Chartered Bank	3/19/25	278,816	—
USD	35,258,700	CNH	256,179,877	UBS AG	3/19/25	215,889	—
USD	60,564,151	MXN	1,262,035,788	Goldman Sachs International	3/19/25	59,435	—
USD	2,037,005	NZD	3,525,895	Barclays Bank PLC	3/19/25	46,759	—
USD	11,144,723	ZAR	211,702,929	Barclays Bank PLC	3/19/25	—	(145,135)

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	166,894,407	ZAR	3,005,083,995	HSBC Bank USA, N.A.	3/19/25	$ 6,636,951	$ —
USD	11,053,929	ZAR	210,000,000	State Street Bank and Trust Company	3/19/25	—	(145,114)
USD	873,978	EUR	835,355	HSBC Bank USA, N.A.	4/30/25	3,721	—
USD	3,212,695	OMR	1,237,000	Standard Chartered Bank	6/9/25	286	—
USD	5,295,144	OMR	2,039,000	Standard Chartered Bank	6/12/25	15	—
USD	4,828,281	SAR	18,220,000	Standard Chartered Bank	6/18/25	—	(19,388)
USD	25,109,164	OMR	9,671,625	Standard Chartered Bank	7/31/25	—	(5,560)
USD	64,190,134	BRL	390,000,000	Citibank, N.A.	10/1/25	1,065,474	—
USD	63,760,913	BRL	390,000,000	Citibank, N.A.	10/1/25	636,253	—
USD	61,937,289	BRL	376,300,000	BNP Paribas	10/2/25	1,045,752	—
USD	57,914,455	BRL	371,000,000	BNP Paribas	10/2/25	—	(2,119,454)
						$11,639,476	$(2,506,362)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Gold	212	Long	4/28/25	$ 60,102,000	$ 1,407,976
Interest Rate Futures
U.S. 2-Year Treasury Note	115	Long	3/31/25	23,646,875	(7,727)
U.S. 5-Year Treasury Note	18,928	Long	3/31/25	2,013,761,750	(14,829,769)
U.S. 10-Year Treasury Note	752	Long	3/20/25	81,850,500	(1,294,298)
U.S. Long Treasury Bond	66	Long	3/20/25	7,517,812	(264,841)
U.S. Ultra 10-Year Treasury Note	115	Long	3/20/25	12,808,125	(167,731)
U.S. Ultra-Long Treasury Bond	90	Long	3/20/25	10,662,188	(568,388)
Euro-Bobl	(121)	Short	3/6/25	(14,740,453)	191,143
Euro-Bund	(330)	Short	3/6/25	(45,367,178)	1,482,091
Euro-Buxl	(5)	Short	3/6/25	(668,708)	62,447
Euro-Schatz	(71)	Short	3/6/25	(7,867,504)	45,665
U.S. 5-Year Treasury Note	(243)	Short	3/31/25	(25,852,922)	48,361
U.S. Long Treasury Bond	(317)	Short	3/20/25	(36,108,281)	712,768
U.S. Ultra-Long Treasury Bond	(3,326)	Short	3/20/25	(394,027,063)	12,409,061
					$(773,242)

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$ 757,608
EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	2,690,083
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	421,856
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	421,855
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	421,185
EUR	5,260	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	484,710
EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(805,183)
EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	(2,638,975)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(346,770)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(346,770)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(348,783)
EUR	5,260	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(468,722)
EUR	5,870	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	785,331
USD	19,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.09% (pays upon termination)	4/2/29	(1,732,498)
USD	61,100	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.60% (pays upon termination)	11/8/29	(44,403)
USD	40,690	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.61% (pays upon termination)	11/8/29	(55,636)
USD	43,800	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	11/8/29	(66,906)
USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	(3,288,147)
USD	24,200	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(889,139)
USD	8,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(321,807)
USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	3,492,912

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
USD	16,200	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	$ 500,433
USD	8,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	244,074
USD	8,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	328,333
USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	348,458
USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	339,660
USD	4,400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	351,147
USD	7,955	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	193,469
							$427,375
Inflation Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$2,700,463
								$2,700,463
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	38,458,700	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.52% (pays semi-annually)	3/19/30	$ 88,547	$ —	$ 88,547
CLP	15,985,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.94% (pays semi-annually)	6/21/34	945,280	—	945,280
CLP	10,920,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.94% (pays semi-annually)	6/21/34	641,540	—	641,540
CLP	5,285,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.06% (pays semi-annually)	6/21/34	263,884	—	263,884

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	13,103,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.07% (pays semi-annually)	6/21/34	$ 639,170	$ —	$ 639,170
CLP	7,128,694	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.08% (pays semi-annually)	6/21/34	342,291	—	342,291
CLP	13,102,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.09% (pays semi-annually)	6/21/34	619,055	—	619,055
CLP	6,551,306	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.12% (pays semi-annually)	6/21/34	294,469	—	294,469
CLP	12,297,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.00% (pays semi-annually)	12/18/34	724,938	—	724,938
CZK	99,886	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	94,363	—	94,363
CZK	199,772	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	197,872	—	197,872
CZK	300,341	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	304,646	—	304,646
CZK	386,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.98% (pays annually)	9/20/33	407,570	—	407,570
CZK	540,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.37% (pays annually)	9/18/34	(591,199)	—	(591,199)
CZK	225,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.38% (pays annually)	9/18/34	(240,300)	—	(240,300)
CZK	400,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.39% (pays annually)	9/18/34	(420,049)	—	(420,049)
CZK	276,913	Pays	6-month CZK PRIBOR (pays semi-annually)	3.49% (pays annually)	12/18/34	(177,288)	—	(177,288)
CZK	399,828	Pays	6-month CZK PRIBOR (pays semi-annually)	3.49% (pays annually)	12/18/34	(249,185)	—	(249,185)
CZK	243,260	Pays	6-month CZK PRIBOR (pays semi-annually)	3.51% (pays annually)	12/18/34	(141,267)	—	(141,267)
MXN	204,651	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.77% (pays monthly)	1/29/30	(8,803)	—	(8,803)
MXN	514,749	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.78% (pays monthly)	1/29/30	(9,971)	—	(9,971)
THB	454,500	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.96% (pays quarterly)	3/19/30	(1,105)	—	(1,105)
THB	581,400	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.97% (pays quarterly)	3/19/30	(3,735)	—	(3,735)
THB	1,218,100	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.97% (pays quarterly)	3/19/30	17,674	—	17,674
TWD	469,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.26% (pays quarterly)	3/20/29	341,361	—	341,361

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
TWD	623,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.27% (pays quarterly)	3/20/29	$ 442,016	$ —	$ 442,016
TWD	633,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.32% (pays quarterly)	3/20/29	409,062	—	409,062
TWD	1,493,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.33% (pays quarterly)	3/20/29	940,276	—	940,276
TWD	514,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.35% (pays quarterly)	3/20/29	312,260	—	312,260
TWD	2,056,500	Receives	3-month TWD TAIBOR (pays quarterly)	1.36% (pays quarterly)	3/20/29	1,223,362	—	1,223,362
TWD	623,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.37% (pays quarterly)	3/20/29	363,260	—	363,260
TWD	623,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.38% (pays quarterly)	3/20/29	359,261	—	359,261
ZAR	419,980	Pays	3-month ZAR JIBAR (pays quarterly)	7.56% (pays quarterly)	9/18/29	(15,714)	—	(15,714)
ZAR	419,980	Receives	3-month ZAR JIBAR (pays quarterly)	7.56% (pays quarterly)	12/18/29	22,233	(23,954)	(1,721)
ZAR	772,800	Pays	3-month ZAR JIBAR (pays quarterly)	7.76% (pays quarterly)	3/19/30	(70,457)	—	(70,457)
Total						$8,065,317	$(23,954)	$8,041,363
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	189,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.56% (pays quarterly)	12/18/29	$ (58,035)
Bank of America, N.A.	MYR	72,290	Pays	3-month MYR KLIBOR (pays quarterly)	3.52% (pays quarterly)	3/19/30	(8,852)
Bank of America, N.A.	MYR	95,800	Receives	3-month MYR KLIBOR (pays quarterly)	3.58% (pays quarterly)	3/19/30	(40,905)
BNP Paribas	MYR	120,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.57% (pays quarterly)	3/19/30	(47,505)
Citibank, N.A.	MYR	192,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	3/20/29	(176,727)
Citibank, N.A.	MYR	29,230	Pays	3-month MYR KLIBOR (pays quarterly)	3.53% (pays quarterly)	3/19/30	(2,973)
Citibank, N.A.	MYR	81,880	Pays	3-month MYR KLIBOR (pays quarterly)	3.53% (pays quarterly)	3/19/30	(5,781)
JPMorgan Chase Bank, N.A.	MYR	112,900	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	(115,066)
JPMorgan Chase Bank, N.A.	MYR	119,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	(120,215)
JPMorgan Chase Bank, N.A.	MYR	59,340	Receives	3-month MYR KLIBOR (pays quarterly)	3.56% (pays quarterly)	12/18/29	(14,499)

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	MYR	123,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.54% (pays quarterly)	3/19/30	$ 1,525
Nomura International PLC	MYR	238,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	3/20/29	(176,343)
Nomura International PLC	MYR	141,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.56% (pays quarterly)	12/18/29	(43,296)
Nomura International PLC	MYR	282,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.57% (pays quarterly)	12/18/29	(92,487)
Standard Chartered Bank	MYR	119,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	3/20/29	(109,534)
Total							$(1,010,693)
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$7,651	1.00% (pays quarterly)(1)	12/20/29	$ 245,599	$(175,788)	$ 69,811
Malaysia	18,630	1.00% (pays quarterly)(1)	12/20/29	(459,683)	496,368	36,685
Total				$(214,084)	$320,580	$106,496
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount** (000's omitted)	Contract Annual Fixed Rate*	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	Deutsche Bank AG	$ 8,345	4.00% (pays monthly)	4.51%	7/6/26	$ 23,785	$ —	$ 23,785
Petroleos Mexicanos	Deutsche Bank AG	5,874	4.20% (pays monthly)	4.51	7/6/26	25,871	—	25,871
Petroleos Mexicanos	Deutsche Bank AG	22,000	4.20% (pays monthly)	4.51	7/6/26	14,777	—	14,777
Petroleos Mexicanos	Goldman Sachs International	17,676	1.00% (pays quarterly)(1)	3.20	12/20/25	(313,838)	305,336	(8,502)
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	25,000	1.00% (pays quarterly)(1)	3.20	12/20/25	(443,876)	385,974	(57,902)
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	10,000	1.00% (pays quarterly)(1)	3.37	3/20/26	(246,139)	234,555	(11,584)
U.S. Single Family Rental	Goldman Sachs International	8,826	7.85% (pays annually)	8.22	3/18/28	21,947	21,940	43,887
Total		$97,721				$(917,473)	$947,805	$30,332

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

*	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2025, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $97,721,000.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.63% on PLN 817,043,166 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount*	6/11/26/ 6/13/29	$354,499
				$354,499
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
Abbreviations:
ABS	– Asset-Backed Securities
ADR	– American Depositary Receipt
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
HICP	– Harmonised Indices of Consumer Prices
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
OTC	– Over-the-counter

PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
STACR	– Structured Agency Credit Risk
TAIBOR	– Taipei Interbank Offered Rate
TBA	– To Be Announced
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
ISK	– Icelandic Krona

MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PLN	– Polish Zloty
RSD	– Serbian Dinar
SAR	– Saudi Riyal
THB	– Thai Baht
TWD	– New Taiwan Dollar
USD	– United States Dollar

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

UZS	– Uzbekistani Som

ZAR	– South African Rand

Basis for Consolidation
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at January 31, 2025 were $11,110,810 or 0.2% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts,  that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio entered into forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including interest rate futures contracts, interest rate swaps, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
At January 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of January 31, 2025 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
Bank of Montreal	1/3/25	On Demand(1)	4.60%	USD	130,558,013	$130,991,757
Barclays Bank PLC	12/4/24	On Demand(1)	(20.00)	USD	1,689,363	1,743,798
JPMorgan Chase Bank, N.A.	10/22/24	On Demand(1)	4.90	NZD	24,265,246	13,875,566
JPMorgan Chase Bank, N.A.	1/14/25	On Demand(1)	4.40	NZD	343,894,137	194,387,293
TD Securities (USA) LLC	1/3/25	On Demand(1)	4.78	USD	149,302,623	149,818,049
TD Securities (USA) LLC	1/6/25	On Demand(1)	4.55	USD	111,448,679	111,800,826
TD Securities (USA) LLC	1/6/25	On Demand(1)	4.60	USD	16,041,213	16,092,456
Total						$618,709,745
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At January 31,2025, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. At January 31,2025, the underlying collateral for all open reverse repurchase agreements was comprised of Collateralized Mortgage Obligations, Foreign Corporate Bonds, Sovereign Government Bonds and U.S. Government Agency Mortgage-Backed Securities having an aggregate market value of $644,746,293.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31,2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31,2025.

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Restricted Securities
At January 31, 2025, the Portfolio owned the following securities (representing 1.6% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Principal Amount/ Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series 13, Preference Shares	1/2/18	10,000	$ 6,658,283	$25,950,487
Mt. Logan Re Ltd., Series 17, Preference Shares	1/26/21	860	572,931	2,202,425
Mt. Logan Re Ltd., Series 19, Preference Shares	2/6/24	7,464	7,463,900	11,619,703
PartnerRe ILS Fund SAC Ltd.	1/2/24	34,000	34,000,000	39,960,200
Total Insurance Linked Securities			$48,695,114	$79,732,815
Preferred Stocks
AH Parent, Inc. (Alliant), Series A	9/25/24	$8,000,000	$ 7,880,000	$ 8,106,656
Total Preferred Stocks			$7,880,000	$8,106,656
Total Restricted Securities			$56,575,114	$87,839,471
Affiliated Investments
At January 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $72,390,571, which represents 1.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$126,551,697	$1,098,503,806	$(1,152,664,932)	$ —	$ —	$72,390,571	$1,977,511	72,390,571
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

At January 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 759,906,049	$ —	$ 759,906,049
Closed-End Funds	8,216,354	—	—	8,216,354
Collateralized Mortgage Obligations	—	2,448,021,975	—	2,448,021,975
Commercial Mortgage-Backed Securities	—	122,567,139	—	122,567,139
Common Stocks	6,690,284	5,390,185*	—	12,080,469
Convertible Bonds	—	142,486,830	—	142,486,830
Convertible Preferred Stocks	5,484,960	—	—	5,484,960
Exchange-Traded Funds	185,861,720	—	—	185,861,720
Foreign Corporate Bonds	—	344,306,908	0	344,306,908
Government National Mortgage Association Participation Agreements	—	98,511,823	—	98,511,823
Insurance Linked Securities	—	—	164,704,715	164,704,715
Loan Participation Notes	—	—	7,866,184	7,866,184
Preferred Stocks	2,935,650	8,106,656	—	11,042,306
Senior Floating-Rate Loans	—	20,403,817	—	20,403,817
Sovereign Government Bonds	—	1,002,551,041	—	1,002,551,041
U.S. Department of Agriculture Loans	—	16,465,506	—	16,465,506
U.S. Government Agency Commercial Mortgage-Backed Securities	—	13,355,699	—	13,355,699
U.S. Government Agency Mortgage-Backed Securities	—	1,220,362,012	—	1,220,362,012
U.S. Government Guaranteed Small Business Administration Loans	—	7,015,893	—	7,015,893
Short-Term Investments:
Affiliated Fund	72,390,571	—	—	72,390,571
Sovereign Government Securities	—	18,274,844	—	18,274,844
U.S. Treasury Obligations	—	47,167,351	—	47,167,351
Total Investments	$281,579,539	$6,274,893,728	$172,570,899	$6,729,044,166
Forward Foreign Currency Exchange Contracts	$ —	$ 13,961,033	$ —	$ 13,961,033
Futures Contracts	16,359,512	—	—	16,359,512
Swap Contracts	—	25,163,970	—	25,163,970
Total	$297,939,051	$6,314,018,731	$172,570,899	$6,784,528,681
Liability Description
TBA Sale Commitments	$ —	$ (1,334,909)	$ —	$ (1,334,909)
Forward Foreign Currency Exchange Contracts	—	(3,679,949)	—	(3,679,949)
Futures Contracts	(17,132,754)	—	—	(17,132,754)
Swap Contracts	—	(15,758,566)	—	(15,758,566)
Total	$(17,132,754)	$ (20,773,424)	$ —	$ (37,906,178)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Global Opportunities Portfolio
January 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Insurance Linked Securities	Loan Participation Notes	Total
Balance as of October 31, 2024	$0	$128,235,686	$7,976,061	$136,211,747
Realized gains (losses)	—	—	—	—
Change in net unrealized appreciation (depreciation)	—	7,644,779	(111,199)	7,533,580
Cost of purchases	—	62,506,194	—	62,506,194
Proceeds from sales, including return of capital	—	(33,681,944)	—	(33,681,944)
Accrued discount (premium)	—	—	1,322	1,322
Transfers to Level 3	—	—	—	—
Transfers from Level 3	—	—	—	—
Balance as of January 31, 2025	$0	$164,704,715	$7,866,184	$172,570,899
Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2025	$ —	$ 13,152,213	$ (111,199)	$ 13,041,014
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of January 31, 2025:
Type of Investment	Fair Value as of January 31, 2025	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Insurance Linked Securities***	119,028,915	Adjusted Net Asset Value	Adjustment to Net Asset Value	N/A	Increase
Loan Participation Notes	7,866,184	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.42% - 5.41%**	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 4.46% based on relative principal amounts.
***	The Portfolio’s investments in Reinsurance Sidecars of $45,675,800 were primarily valued on the basis of broker quotations.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.